CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
First Lien Debt (83.2% of Net Assets)
1251 Insurance Distribution Platform Payco, LP	Term Loan	(3) (4) (5) (6) (14)	Insurance	SOFR + 475	9.05%	3/31/2031	$14,457,831	$14,284,414	$14,284,350
222 North Miami, LLC	Term Loan, Tranche B	(4) (5) (6) (14)	Real Estate Management & Development	SOFR + 1318	17.49%	12/1/2025	13,955,838	13,933,435	13,955,838
AAH Topco, LLC	Delayed Draw Term Loan, Class C	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 500	9.40%	12/31/2027	—	(9,800)	(9,800)
Accession Risk Management Group, Inc.	Delayed Draw Term Loan, 2022 Tranche 2	(2) (3) (4) (5) (14)	Insurance	SOFR + 475	9.06%	11/1/2029	2,136,183	2,129,851	2,144,580
Accession Risk Management Group, Inc.	Delayed Draw Term Loan, 2023 Tranche 2	(2) (3) (4) (5) (14)	Insurance	SOFR + 475	9.06%	11/1/2029	11,318,276	11,303,197	11,362,764
Accession Risk Management Group, Inc.	Term Loan, Tranche B	(3) (4) (5) (14)	Insurance	SOFR + 475	9.06%	11/1/2029	3,515,041	3,515,094	3,528,857
Accession Risk Management Group, Inc.	Term Loan	(3) (4) (5) (14)	Insurance	SOFR + 475	9.06%	11/1/2029	19,419,551	19,451,427	19,495,883
Accession Risk Management Group, Inc.	Term Loan, Tranche C	(3) (4) (5) (14)	Insurance	SOFR + 475	9.06%	11/1/2029	11,807,197	11,763,759	11,853,607
ACR Group Borrower, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (14)	Aerospace & Defense	SOFR + 475	9.05%	3/31/2028	548,646	543,744	548,646
ACR Group Borrower, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Aerospace & Defense	SOFR + 475	9.05%	3/31/2028	870,778	863,790	870,778
Acrisure, LLC	Term Loan, Tranche B6	(3) (4)	insurance	SOFR + 300	7.32%	11/6/2030	8,208,802	8,208,802	8,142,803
ADPD Holdings, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	10.47%	8/16/2028	816,568	805,824	742,375
ADPD Holdings, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 600	10.47%	8/16/2028	11,441,814	11,260,010	10,385,892
Advanced Web Technologies Holding Company	Delayed Draw Term Loan 2	(3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.56%	12/17/2027	1,055,172	1,047,670	1,056,298
Advanced Web Technologies Holding Company	Term Loan, 2024 4th Amendment	(3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	1,030,430	1,015,917	1,031,530
Advanced Web Technologies Holding Company	Term Loan, 3rd Amendment Incremental	(4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	398,272	392,013	398,697
Advanced Web Technologies Holding Company	Delayed Draw Term Loan, 4th Amendment	(2) (4) (5) (6) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	342,218	318,463	344,044
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	1,434,259	1,425,755	1,435,791
Advanced Web Technologies Holding Company	Delayed Draw Term Loan	(3) (4) (5) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	729,744	724,497	730,523
Advanced Web Technologies Holding Company	Term Loan	(2) (3) (4) (5) (6) (8) (14)	Containers, Packaging & Glass	SOFR + 400, 2.25% PIK	10.44%	12/17/2027	3,905,292	3,878,787	3,909,461
Advisor Group, Inc.	Term Loan	(4) (21)	Financial Services	SOFR + 350	7.82%	8/17/2028	9,925,125	9,884,333	9,843,044
AI Aqua Merger Sub, Inc.	Term Loan, Tranche B	(4) (14) (21)	Commercial Services & Supplies	SOFR + 300	7.31%	7/31/2028	11,094,593	10,970,533	10,980,651

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
AI Grace AUS Bidco Pty. Ltd.	Term Loan, Tranche B	(3) (4) (5) (14)	Specialty Retail	SOFR + 525	9.56%	12/17/2029	18,285,714	18,285,714	18,054,644
Alliance Laundry Systems, LLC	Term Loan, Tranche B	(4) (21)	Machinery	SOFR + 350	7.80%	8/9/2031	5,000,000	4,976,687	4,979,050
Alliant Holdings Intermediate, LLC	Term Loan, Tranche B6	(4) (21)	Insurance	SOFR + 275	7.07%	9/19/2031	9,962,469	9,950,693	9,894,624
Allied Benefit Systems Intermediate, LLC	Delayed Draw Term Loan	(2) (4) (5)	Health Care Providers & Services	SOFR + 525	9.54%	10/31/2030	3,136,805	3,096,841	3,168,173
Allied Benefit Systems Intermediate, LLC	Term Loan	(2) (3) (4) (5)	Health Care Providers & Services	SOFR + 525	9.56%	10/31/2030	17,104,673	16,887,023	17,275,720
Allied Universal Holdco, LLC	Term Loan, Tranche B Incremental	(4) (13) (14) (21)	Professional Services	SOFR + 375	8.17%	5/12/2028	9,815,350	9,775,888	9,798,959
AllSpring Buyer, LLC	Term Loan, Tranche B	(4) (21)	Financial Services	SOFR + 300	7.31%	11/1/2030	3,000,000	3,000,000	2,994,390
Alpine Acquisition Corp. II	Revolver	(4) (5) (6) (8) (13) (14)	Transportation	2.50%, SOFR + 3.50% PIK	10.42%	11/30/2029	1,309,862	1,283,226	372,438
Alpine Acquisition Corp. II	Term Loan	(3) (4) (5) (8) (13) (14)	Transportation	2.50%, SOFR + 3.50% PIK	10.42%	11/30/2029	20,825,054	20,660,220	15,161,612
Alterra Mountain Co.	Term Loan, Tranche B	(4) (14) (21)	Hotels, Restaurants & Leisure	SOFR + 275	7.07%	8/17/2028	3,934,632	3,919,933	3,924,795
AmpersCap LLC	Delayed Draw Term Loan	(3) (4) (5) (6) (14)	Financial Services	SOFR + 525	9.55%	12/17/2032	18,119,505	17,824,128	17,792,453
Amynta Agency Borrower, Inc.	Term Loan, Tranche B	(3) (4)	Financial Services	SOFR + 300	7.32%	12/29/2031	3,666,623	3,666,623	3,627,683
Anticimex Global AB	Term Loan, Tranche B6	(4) (14) (21)	Commercial Services & Supplies	SOFR + 350	7.79%	11/16/2028	613,455	613,455	611,461
Anticimex International AB	Term Loan, Tranche B1	(2) (3) (4) (14)	Commercial Services & Supplies	SOFR + 315	7.49%	11/16/2028	4,908,706	4,858,581	4,892,753
AP Plastics Acquisition Holdings, LLC	Delayed Draw Term Loan	(3) (4) (5) (14)	Chemicals, Plastics & Rubber	SOFR + 450	8.82%	8/10/2030	128,869	128,869	128,869
AP Plastics Acquisition Holdings, LLC	Term Loan, Tranche B	(3) (4) (5) (6) (14)	Chemicals, Plastics & Rubber	SOFR + 450	8.82%	8/10/2030	728,833	728,833	728,833
Apex Companies Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 525	9.60%	1/31/2028	1,824,433	1,761,342	1,808,022
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.55%	1/31/2028	1,218,210	1,203,104	1,214,819
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.60%	1/31/2028	2,483,553	2,453,054	2,476,640
Apex Companies Holdings, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.55%	1/31/2028	508,490	502,012	507,075
Apex Companies Holdings, LLC	Delayed Draw Term Loan	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.60%	1/31/2028	760,021	746,776	757,905
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.54%	1/31/2028	147,044	144,496	146,635
Apex Companies Holdings, LLC	Delayed Draw Term Loan, Specified	(4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.58%	1/31/2028	1,663,425	1,642,223	1,658,794
Apex Companies Holdings, LLC	Term Loan	(2) (3) (4) (5) (14)	Commercial Services & Supplies	SOFR + 525	9.54%	1/31/2028	3,190,574	3,135,144	3,181,692

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Applied Systems, Inc.	Term Loan	(2) (3) (4)	Software	SOFR + 275	7.05%	2/24/2031	2,580,533	2,577,658	2,578,236
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche A	(4) (5) (13) (14)	Professional Services	SOFR + 575	10.20%	12/29/2026	2,692,538	2,669,392	2,688,934
Applied Technical Services, LLC	Delayed Draw Term Loan, 1st Amendment, Tranche B	(4) (5) (13) (14)	Professional Services	SOFR + 575	10.20%	12/29/2026	2,752,659	2,729,480	2,748,975
Applied Technical Services, LLC	Delayed Draw Term Loan, 4th Amendment	(3) (4) (5) (13) (14)	Professional Services	SOFR + 600	10.45%	12/29/2026	1,054,883	1,042,763	1,054,883
Applied Technical Services, LLC	Term Loan, 4th Amendment	(3) (4) (5) (13) (14)	Professional Services	SOFR + 600	10.45%	12/29/2026	1,054,883	1,042,764	1,054,883
Applied Technical Services, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Professional Services	SOFR + 575	10.23%	12/29/2026	954,299	947,035	953,021
Applied Technical Services, LLC	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Professional Services	SOFR + 575	10.20%	12/29/2026	1,137,076	1,092,387	1,132,133
Applied Technical Services, LLC	Revolver	(4) (5) (13) (14)	Professional Services	SOFR + 575	10.20%	12/29/2026	951,013	941,401	949,740
Applied Technical Services, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Professional Services	SOFR + 575	10.20%	12/29/2026	2,838,439	2,816,268	2,834,640
Applied Technical Services, LLC	Term Loan	(3) (4) (5) (13) (14)	Professional Services	SOFR + 575	10.20%	12/29/2026	1,947,702	1,923,273	1,945,095
Appriss Health, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 700	11.48%	5/6/2027	12,983,333	12,862,808	12,864,283
Arcline FM Holdings, LLC	Term Loan	(4) (21)	Aerospace & Defense	SOFR + 350	7.80%	6/24/2030	6,000,000	5,985,000	5,961,000
Ardonagh Midco 3 Limited	Term Loan, Tranche B	(4) (5) (21)	Insurance	SOFR + 275	7.05%	2/15/2031	5,000,000	5,000,000	4,931,250
Aretec Group, Inc.	Term Loan, Tranche B	(4) (21)	Capital Markets	SOFR + 350	7.82%	8/9/2030	1,496,250	1,496,250	1,482,335
Armor Holding II, LLC	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Professional Services	SOFR + 375	8.03%	12/11/2028	1,935,275	1,922,673	1,926,818
Artifact Bidco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 450	8.80%	7/28/2031	17,610,837	17,381,249	17,449,426
Ascend Buyer, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Containers, Packaging & Glass	SOFR + 575	10.05%	9/30/2028	16,284,562	16,079,856	16,300,064
Ascend Buyer, LLC	Term Loan, 4th Amendment	(3) (4) (5) (6) (14)	Containers, Packaging & Glass	SOFR + 575	10.05%	9/30/2028	1,128,399	1,109,857	1,109,751
Ascensus Holdings, Inc.	Term Loan, Tranche B	(3) (4)	Financial Services	SOFR + 300	7.32%	8/2/2028	4,921,707	4,894,946	4,880,167
Associations, Inc.	Revolver, 2nd Amendment	(4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	11.06%	7/2/2028	1,806,599	1,804,672	1,806,599
Associations, Inc.	Term Loan, Tranche A, 2nd Amendment	(2) (3) (4) (5) (13) (14)	Construction & Engineering	SOFR + 650	11.06%	7/2/2028	39,116,726	39,082,050	39,312,310
Associations, Inc.	Delayed Draw Term Loan, Special Purpose	(4) (5) (6) (13) (14)	Construction & Engineering	SOFR + 650	11.06%	7/2/2028	755,829	753,439	771,047
Associations, Inc.	Term Loan, Tranche A	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	12,352,322	12,302,512	12,393,751
Associations, Inc.	Term Loan, Tranche B	(5) (8)	Construction & Engineering	14.25% PIK	14.25%	5/3/2030	4,716,985	4,697,964	4,732,805
AssuredPartners, Inc.	Term Loan, Tranche B5 Incremental	(4) (21)	Insurance	SOFR + 350	7.82%	2/14/2031	3,960,000	3,955,557	3,962,534

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Astra Acquisition Corp.	Term Loan, Tranche B	(3) (4) (5) (13) (14) (15)	Software	SOFR + 525	9.55%	10/25/2028	20,067,992	5,532,745	200,680
Asurion, LLC	Term Loan, Tranche B10	(2) (3) (4) (13)	Insurance	SOFR + 400	8.42%	8/19/2028	965,201	934,726	954,343
Athenahealth Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Software	SOFR + 300	7.32%	2/15/2029	9,063,294	9,004,210	8,935,864
Athlete Buyer, LLC	Delayed Draw Term Loan A, 3rd Amendment	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	4,410,891	4,336,623	4,321,691
Athlete Buyer, LLC	Delayed Draw Term Loan B, 3rd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	13,467,307	13,244,269	13,194,962
Athlete Buyer, LLC	Delayed Draw Term Loan C, 3rd Amendment	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	2,222,153	2,100,810	2,072,098
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	3,061,272	2,889,817	2,849,196
Athlete Buyer, LLC	Delayed Draw Term Loan, Tranche D	(3) (4) (5) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	1,490,794	1,465,661	1,460,646
Athlete Buyer, LLC	Revolver	(4) (5) (6) (13) (14)	Consumer Services	SOFR + 575	10.15%	4/26/2029	893,966	872,209	893,966
Atlas AU Bidco Pty. Ltd.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 500	9.29%	12/9/2029	2,875,825	2,806,229	2,889,311
Atlas US Finco, Inc.	Term Loan, Incremental	(3) (4) (5) (14)	Software	SOFR + 500	9.30%	12/9/2029	1,331,401	1,309,205	1,337,644
AuditBoard, Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 475	9.05%	7/12/2031	15,000,000	14,771,383	14,791,577
Avalara, Inc.	Term Loan	(4) (21)	Financial Services	SOFR + 325	7.56%	3/20/2032	7,000,000	6,965,000	6,967,170
Azurite Intermediate Holdings, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 650	10.82%	3/19/2031	14,905,858	14,683,229	15,118,923
Azurite Intermediate Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	10.82%	3/19/2031	6,558,577	6,439,921	6,652,326
Barnes & Noble, Inc.	Term Loan	(2) (3) (4) (5) (11) (14)	Specialty Retail	SOFR + 881	13.23%	12/20/2026	1,970,460	1,938,580	1,955,879
Barracuda Networks, Inc.	Term Loan	(3) (4) (7) (14)	Software	SOFR + 450	8.79%	8/15/2029	2,927,275	2,874,198	2,524,775
Bausch & Lomb Corp.	Term Loan	(4) (21)	Health Care Providers & Services	SOFR + 400	8.30%	9/29/2028	4,925,000	4,888,218	4,903,478
BCPE Empire Holdings, Inc.	Term Loan, Tranche B	(4) (21)	Trading Companies & Distributors	SOFR + 325	7.57%	12/11/2030	1,488,769	1,485,770	1,485,770
BCPE Pequod Buyer, Inc.	Term Loan, Tranche B	(3) (4)	Containers, Packaging & Glass	SOFR + 350	7.83%	9/19/2031	7,250,000	7,214,707	7,221,508
Bedford Beverly B, LLC	Term Loan, Building	(4) (5) (6) (14) (20)	Real Estate Management & Development	SOFR + 775	12.13%	9/2/2026	15,306,206	15,206,371	15,165,279
Bedford Beverly B, LLC	Term Loan, Land	(4) (5) (14) (20)	Real Estate Management & Development	SOFR + 775	12.13%	9/2/2026	9,719,189	9,683,405	9,670,593
Bedford Beverly B, LLC	Term Loan, Project	(4) (5) (6) (14) (20)	Real Estate Management & Development	SOFR + 775	12.13%	9/2/2026	2,792,382	2,766,050	2,755,124

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Berlin Packaging, LLC	Term Loan, Tranche B7	(3) (4) (14)	Containers, Packaging & Glass	SOFR + 350	7.80%	6/7/2031	3,944,644	3,885,774	3,927,879
Bianalisi S.p.A.	Term Loan	(4) (5) (6)	Health Care Providers & Services	EURIBOR + 600	8.48%	2/26/2032	€35,485,365	35,832,343	36,961,404
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(2) (3) (4) (5)	Hotels, Restaurants & Leisure	EURIBOR + 825	10.58%	6/4/2031	€16,515,636	17,473,465	17,411,893
Big Bus Tours Bidco Ltd.	Term Loan, Tranche B	(2) (3) (4) (5)	Hotels, Restaurants & Leisure	SOFR + 825	12.54%	6/4/2031	26,706,231	25,966,801	26,038,576
Big Bus Tours Group Limited	Delayed Draw Term Loan, Capex Facility	(2) (3) (4) (5) (6)	Hotels, Restaurants & Leisure	SOFR + 825	12.54%	6/4/2031	1,394,659	1,272,668	1,280,530
Bingo Group Buyer, Inc.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.30%	7/10/2031	31,148	19,626	31,148
Bingo Group Buyer, Inc.	Term Loan	(3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.30%	7/10/2031	8,563,525	8,434,640	8,614,349
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche A	(4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.30%	8/8/2028	452,861	447,444	447,183
BlueCat Networks, Inc.	Delayed Draw Term Loan, Tranche B	(4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.30%	8/8/2028	167,161	165,217	165,065
BlueCat Networks, Inc.	Term Loan	(2) (3) (4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.30%	8/8/2028	8,977,510	8,856,025	8,864,954
BlueCat Networks, Inc.	Term Loan, Tranche A	(2) (3) (4) (5) (8) (14)	Software	SOFR + 500, 1.00% PIK	10.30%	8/8/2028	3,209,830	3,170,717	3,169,586
Boxer Parent Company Inc.	Term Loan, Tranche B	(3) (4)	Software	SOFR + 300	7.32%	7/3/2031	5,000,000	4,988,398	4,907,100
BradyPLUS Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Distributors	SOFR + 500	9.29%	10/31/2029	167,325	155,059	168,393
BradyPLUS Holdings, LLC	Term Loan, Tranche B	(2) (3) (4) (5) (14)	Distributors	SOFR + 500	9.29%	10/31/2029	26,438,047	26,007,333	26,474,264
BroadStreet Partners, Inc.	Term Loan, Tranche B4	(3) (4)	Insurance	SOFR + 300	7.32%	6/13/2031	4,942,669	4,904,061	4,895,466
Bullhorn, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (6) (14)	Software	SOFR + 500	9.32%	10/1/2029	14,971,292	14,888,698	14,949,713
Bullhorn, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 500	9.32%	10/1/2029	5,755,608	5,743,121	5,749,229
Bullhorn, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SONIA + 500	9.46%	10/1/2029	£10,422,070	13,022,362	13,447,781
CD&R Hydra Buyer, Inc.	Term Loan, Tranche B	(3) (4) (13)	Trading Companies & Distributors	SOFR + 400	8.42%	3/25/2031	2,967,444	2,960,440	2,841,862
Celerion Buyer, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	9.30%	11/5/2029	1,540,500	1,506,023	1,549,449
Celerion Buyer, Inc.	Term Loan, 2nd Amendment	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 500	9.30%	11/5/2029	853,026	844,996	857,292
Ceva Sante Animale S.A.	Term Loan, Tranche B	(3) (4)	Health Care Providers & Services	SOFR + 275	7.06%	11/1/2030	1,980,038	1,963,250	1,963,250
Chamberlain Group, Inc.	Term Loan, Tranche B	(4) (21)	Construction & Engineering	SOFR + 325	7.67%	11/3/2028	2,969,653	2,952,056	2,939,333
Chartis Group, LLC	Term Loan	(3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 450	8.80%	9/17/2031	31,151,456	30,725,116	30,913,371

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Chemical Computing Group ULC	Term Loan, Tranche A	(2) (3) (4) (5) (6) (13) (14)	Software	SOFR + 450	8.92%	8/25/2025	1,753,217	1,752,823	1,753,217
City Football Group Ltd.	Term Loan	(3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 300	7.44%	7/22/2030	6,890,204	6,871,451	6,789,745
Clarios Global LP	Term Loan, Tranche B	(4) (21)	Automotives	SOFR + 275	7.07%	1/15/2032	8,500,000	8,489,535	8,361,875
Cloud Software Group, Inc.	Term Loan	(3) (4) (14)	Software	SOFR + 375	8.05%	3/22/2031	4,987,500	4,954,217	4,934,084
Cloud Software Group, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Software	SOFR + 350	7.80%	3/30/2029	7,317,421	6,859,690	7,242,563
Cobham Ultra SeniorCo S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 375	8.10%	8/3/2029	2,925,838	2,925,838	2,912,438
ConnectWise, LLC	Term Loan, Tranche B	(4) (13) (14) (21)	Software	SOFR + 350	8.09%	9/29/2028	11,907,692	11,880,968	11,885,425
Cordstrap Holding B.V.	Term Loan, Facility B	(2) (3) (4) (5) (8)	Transportation	EURIBOR + 558, 2.06% PIK	10.42%	5/11/2028	€24,906,985	25,568,438	28,076,521
CoreLogic, Inc.	Term Loan	(3) (4) (13) (14) (21)	Commercial Services & Supplies	SOFR + 350	7.94%	6/2/2028	7,085,650	7,080,204	6,936,568
CoreWeave Compute Acquisition Co., II, LLC	Delayed Draw Term Loan	(4) (5)	Electronic Equipment, Instruments & Components	SOFR + 962	13.92%	3/28/2028	3,344,595	3,302,375	3,378,041
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (6) (8) (14)	Electronic Equipment, Instruments & Components	SOFR + 9.00% PIK	13.30%	7/26/2029	3,333,193	2,839,863	2,916,316
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.30%	8/27/2029	6,522,181	6,438,040	6,440,654
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.30%	6/28/2029	2,226,262	2,197,815	2,198,433
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.29%	10/11/2029	8,302,684	8,196,044	8,198,900
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.30%	10/28/2029	4,264,024	4,209,347	4,210,724
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.32%	11/25/2029	4,823,252	4,761,628	4,762,961
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.30%	12/10/2029	2,351,040	2,321,052	2,321,652
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.30%	12/31/2029	4,079,889	4,027,266	4,028,891
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.30%	2/5/2030	4,419,760	4,354,471	4,364,513
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw Term Loan 10	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 600	10.30%	3/20/2030	647,216	637,551	637,551
Cornerstone Building Brands, Inc.	Term Loan	(4)	Building Products	SOFR + 563	9.92%	8/1/2028	9,531,828	9,481,882	8,685,878
Cornerstone Building Brands, Inc.	Term Loan, Tranche B	(4) (21)	Building Products	SOFR + 450	8.82%	5/15/2031	11,144,105	10,830,390	9,142,178
Cotiviti Holdings, Inc.	Term Loan	(4) (5) (21)	Health Care Technology	SOFR + 275	7.07%	5/1/2031	4,955,088	4,941,652	4,843,598
Cotiviti Holdings, Inc.	Term Loan, 2nd Amendment	(4) (5) (21)	Health Care Technology	SOFR + 275	7.08%	3/26/2032	5,000,000	4,950,000	4,881,250
Coupa Holdings, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 525	9.54%	2/27/2030	6,430,047	6,287,735	6,496,946

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CP Developer S.a.r.l.	Term Loan	(2) (3) (4) (5) (8) (14)	Real Estate Management & Development	EURIBOR + 800, 4.00% PIK	14.56%	5/21/2026	€13,227,648	13,849,178	13,909,717
Creative Artists Agency, LLC	Term Loan, Tranche B	(4) (21)	Media: Advertising, Printing & Publishing	SOFR + 275	7.07%	10/1/2031	1,995,000	1,995,000	1,987,519
CST Holding Company	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Consumer Goods: Non-Durable	SOFR + 500	9.42%	11/1/2028	2,436,089	2,382,733	2,436,612
Daffodil Bidco Ltd.	Term Loan	(4) (5) (8)	Financial Services	SONIA + 12.50% PIK	16.96%	4/30/2031	£27,371,834	34,159,631	34,562,004
Daffodil Bidco Ltd.	Term Loan, Tranche B	(3) (4) (5)	Financial Services	SONIA + 800	12.46%	4/30/2031	£30,126,374	37,489,263	38,040,119
Dance Midco S.a.r.l.	Delayed Draw Term Loan, Tranche B2	(4) (5) (6)	Hotels, Restaurants & Leisure	EURIBOR + 550	8.11%	10/25/2031	€8,508,508	8,460,949	8,918,929
Dance Midco S.a.r.l.	Term Loan, Tranche B1	(2) (3) (4) (5)	Hotels, Restaurants & Leisure	EURIBOR + 550	8.11%	10/25/2031	€38,383,072	40,843,275	40,984,809
Darktrace PLC	Term Loan	(4) (21)	Software	SOFR + 325	7.58%	10/9/2031	10,000,000	9,952,591	9,887,500
DCA Investment Holdings, LLC	Delayed Draw Term Loan, 3rd Amendment	(2) (4) (5) (14)	Health Care Providers & Services	SOFR + 650	10.80%	4/3/2028	611,210	599,705	587,317
DCA Investment Holdings, LLC	Delayed Draw Term Loan	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	10.70%	4/3/2028	477,560	475,510	457,756
DCA Investment Holdings, LLC	Term Loan, Incremental	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	10.70%	4/3/2028	1,438,650	1,430,201	1,378,991
DCA Investment Holdings, LLC	Term Loan	(3) (4) (5) (14)	Health Care Providers & Services	SOFR + 641	10.70%	4/3/2028	3,177,912	3,154,057	3,046,128
Delta TopCo, Inc.	Term Loan, Tranche B	(3) (4)	Computers and Electronics Retail	SOFR + 275	7.07%	11/30/2029	4,975,000	4,964,114	4,914,703
Deltatre Bidco Limited	Term Loan	(3) (4) (5)	Entertainment	SOFR + 775	12.03%	9/14/2028	5,475,972	5,368,731	5,174,793
Deltatre Bidco Limited	Term Loan, Tranche B Facility	(3) (4) (5)	Entertainment	EURIBOR + 775	10.14%	9/14/2028	€20,052,866	21,528,458	20,490,584
Denali Midco 2, LLC	Delayed Draw Term Loan, 2023 Incremental 1	(4) (5) (14)	Consumer Services	SOFR + 525	9.57%	12/22/2028	1,773,461	1,746,521	1,763,911
Denali Midco 2, LLC	Delayed Draw Term Loan, Incremental	(4) (5) (14)	Consumer Services	SOFR + 525	9.57%	12/22/2028	1,307,955	1,286,050	1,300,912
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 3 Incremental	(4) (5) (14)	Consumer Services	SOFR + 525	9.57%	12/22/2028	957,034	940,505	951,880
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 2 Incremental	(4) (5) (14)	Consumer Services	SOFR + 525	9.57%	12/22/2028	280,766	275,895	279,254
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 4 Incremental	(4) (5) (14)	Consumer Services	SOFR + 525	9.57%	12/22/2028	1,131,637	1,112,424	1,125,543
Denali Midco 2, LLC	Delayed Draw Term Loan, Tranche 5 Incremental	(4) (5) (6)	Consumer Services	SOFR + 525	9.57%	12/22/2028	2,752,500	2,531,459	2,664,888
Denali Midco 2, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 525	9.57%	12/22/2028	4,200,774	4,126,967	4,178,154
Denali Midco 2, LLC	Term Loan, Tranche 1	(4) (5) (14)	Consumer Services	SOFR + 525	9.57%	12/22/2028	561,532	552,128	558,508
DG Investment Intermediate Holdings 2, Inc.	Term Loan	(2) (4) (13) (14) (21)	Software	SOFR + 375	8.19%	3/31/2028	5,704,986	5,675,273	5,662,199

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Digital Intelligence Systems, LLC	Term Loan	(2) (3) (4) (5) (13)	Consumer Services	SOFR + 725	11.67%	2/19/2030	25,444,787	24,944,592	24,935,891
Diligent Corporation	Term Loan, Tranche A1	(2) (3) (4) (5) (6) (14)	Telecommunications	SOFR + 500	9.31%	8/4/2030	32,102,892	31,811,933	32,289,204
Diligent Corporation	Term Loan, Tranche A1	(2) (3) (4) (5) (14)	Telecommunications	SOFR + 500	9.31%	8/4/2030	5,503,353	5,462,936	5,530,870
Dwyer Instruments, Inc.	Delayed Draw Term Loan, Upsize	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	9.05%	7/21/2029	1,397,234	1,383,599	1,387,497
Dwyer Instruments, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	9.05%	7/21/2029	975,831	967,280	969,030
Dwyer Instruments, Inc.	Revolver	(4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	9.05%	7/21/2029	311,553	265,104	273,862
Dwyer Instruments, Inc.	Term Loan	(2) (3) (4) (5) (14)	Electronic Equipment, Instruments & Components	SOFR + 475	9.05%	7/21/2029	19,040,240	18,858,834	18,907,552
Dwyer Instruments, Inc.	Term Loan, 4th Amendment	(3) (4) (5) (6) (14)	Electronic Equipment, Instruments & Components	SOFR + 525	9.59%	7/21/2029	21,831,389	21,600,756	21,659,442
EAB Global, Inc.	Term Loan	(2) (3) (4)	Professional Services	SOFR + 300	7.32%	8/16/2028	4,917,309	4,889,134	4,753,809
EFS Cogen Holdings I, LLC	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Utilities	SOFR + 350	7.80%	10/1/2027	8,589,853	8,563,023	8,569,753
Einstein Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	10.80%	1/22/2031	45,557,126	44,575,707	43,959,630
Electronics for Imaging, Inc.	Term Loan	(2) (3) (4) (13) (14)	High Tech Industries	SOFR + 500	9.39%	7/23/2026	4,604,363	3,759,932	3,757,022
Element Materials Technology Group US Holdings, Inc.	Term Loan	(2) (4) (14) (21)	Professional Services	SOFR + 375	8.05%	7/6/2029	6,614,499	6,601,508	6,592,010
Eliassen Group, LLC	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 575	10.05%	4/14/2028	1,202,535	1,192,754	1,182,084
Eliassen Group, LLC	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 575	10.05%	4/14/2028	19,913,303	19,741,176	19,574,637
Ellkay, LLC	Revolver	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 750	11.97%	9/14/2027	357,130	348,234	266,028
Ellkay, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 750	11.97%	9/14/2027	14,033,622	13,901,722	12,840,315
Engineered Machinery Holdings, Inc.	Term Loan, Incremental	(2) (3) (4) (13) (14)	Capital Equipment	SOFR + 375	8.31%	5/19/2028	1,935,000	1,929,932	1,933,800
Enverus Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6)	Software	SOFR + 550	9.83%	12/22/2029	19,946,950	19,675,550	19,783,415
EOC Borrower, LLC	Term Loan, Tranche B	(4) (5) (21)	Media: Advertising, Printing & Publishing	SOFR + 300	7.33%	3/24/2032	2,750,000	2,736,250	2,744,858
Epicor Software Corp.	Term Loan	(4) (21)	Software	SOFR + 275	7.07%	5/30/2031	11,215,489	11,180,212	11,177,917
Espresso Bidco Inc.	Term Loan	(3) (4) (5) (6) (14)	Software	SOFR + 525	9.55%	3/25/2032	23,189,236	22,703,533	22,702,262
Essential Services Holding Corp.	Revolver	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.30%	6/17/2031	594,816	562,293	590,138

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Essential Services Holding Corp.	Term Loan	(3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 500	9.30%	6/17/2031	30,334,400	30,003,143	30,288,741
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan	(4) (5)	Hotels, Restaurants & Leisure	SOFR + 550	9.80%	4/27/2029	1,842,352	1,808,184	1,842,352
Excel Fitness Holdings, Inc.	Delayed Draw Term Loan, 4th Amendment	(4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 550	9.80%	4/27/2029	466,058	438,467	466,058
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 525	9.55%	4/27/2029	6,125,273	6,034,999	6,076,182
Excel Fitness Holdings, Inc.	Term Loan	(2) (3) (4) (5)	Hotels, Restaurants & Leisure	SOFR + 550	9.80%	4/27/2029	3,666,234	3,595,854	3,666,234
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (6) (14)	Capital Equipment	SOFR + 525	9.57%	8/13/2029	49,599,202	49,557,357	49,294,196
Excelitas Technologies Corp.	Term Loan	(2) (3) (4) (5) (14)	Capital Equipment	EURIBOR + 525	7.61%	8/13/2029	€3,877,413	4,203,811	4,166,797
FCG Acquisitions, Inc.	Term Loan, Tranche B	(3) (4) (14)	Commercial Services & Supplies	SOFR + 325	7.57%	3/31/2028	4,827,095	4,816,918	4,786,354
Fertitta Entertainment, LLC	Term Loan, Tranche B	(2) (3) (4) (7) (14)	Hotels, Restaurants & Leisure	SOFR + 350	7.82%	1/27/2029	7,849,349	7,800,484	7,720,070
Finastra USA, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 725	11.43%	9/13/2029	945,273	888,335	1,020,461
Finastra USA, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 725	11.43%	9/13/2029	35,878,196	35,300,433	36,595,759
First Advantage Holdings, LLC	Term Loan, Tranche B	(4) (21)	Professional Services	SOFR + 325	7.57%	10/31/2031	4,488,750	4,467,334	4,457,912
Floating Infrastructure Holdings Finance, LLC	Term Loan, Tranche A	(2) (3) (5)	Transportation	9.00%	9.00%	8/13/2027	13,396,293	13,254,224	13,396,293
Flynn Restaurant Group LP	Term Loan, Incremental	(4) (21)	Hotels, Restaurants & Leisure	SOFR + 375	8.11%	1/28/2032	5,000,000	4,975,000	4,891,650
Flynn Restaurant Group LP	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 425	8.69%	12/1/2028	4,861,994	4,819,351	4,859,174
Focus Financial Partners, LLC	Term Loan, Tranche B Incremental	(3) (4)	Capital Markets	SOFR + 275	7.07%	9/15/2031	9,975,000	9,951,457	9,869,066
FPG Intermediate Holdco, LLC	Term Loan, 3rd Amendment	(4) (5) (8) (14) (15)	Consumer Services	SOFR + 100, 5.75% PIK	11.22%	3/5/2027	76,586	74,534	32,233
FPG Intermediate Holdco, LLC	Delayed Draw Term Loan	(4) (5) (6) (8) (15)	Consumer Services	SOFR + 100, 5.75% PIK	11.22%	3/5/2027	2,928	2,878	2,928
Galileo Parent, Inc.	Revolver	(4) (5) (6) (14)	Telecommunications	SOFR + 575	10.05%	5/3/2029	3,917,915	3,917,915	3,865,057
Galileo Parent, Inc.	Term Loan	(3) (4) (5) (14)	Telecommunications	SOFR + 575	10.05%	5/3/2030	45,700,413	45,700,413	45,365,709
GEN II Fund Services, LLC	Term Loan, Tranche B	(4) (5) (21)	Financial Services	SOFR + 275	7.08%	11/19/2031	5,000,000	4,987,944	4,962,500
Generator U.S. Buyer, Inc.	Term Loan	(2) (3) (4) (5) (14)	Machinery	SOFR + 525	9.55%	7/22/2030	3,814,167	3,751,823	3,782,036
Genesys Cloud Services Holdings II, LLC	Term Loan, Tranche B	(4) (21)	Software	SOFR + 250	6.82%	1/30/2032	7,000,000	6,982,793	6,916,910
GFL Environmental Services Inc.	Term Loan, Tranche B	(4) (5) (21)	Utilities	SOFR + 250	6.82%	2/4/2032	5,000,000	5,000,000	4,945,000
Greenhouse Software, Inc.	Term Loan, 2nd Amendment Incremental	(2) (3) (4) (5) (6) (14)	Software	SOFR + 625	10.55%	9/1/2028	1,600,000	1,567,724	1,600,234

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Greenhouse Software, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 625	10.55%	9/1/2028	7,598,039	7,532,519	7,624,675
GS AcquisitionCo, Inc.	Delayed Draw Term Loan, 7th Supplemental	(4) (5) (6) (14)	Software	SOFR + 525	9.55%	5/25/2028	103,948	102,160	106,375
GS AcquisitionCo, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 525	9.55%	5/25/2028	13,731,299	13,695,283	13,802,282
Guidehouse LLP	Term Loan	(2) (3) (4) (5) (8) (14)	Sovereign & Public Finance	SOFR + 300, 2.00% PIK	9.32%	12/14/2030	40,166,002	40,164,797	40,286,081
Hadrian Acquisition Limited	Term Loan, Acquisition	(2) (3) (4) (5) (8) (11) (14)	Financial Services	SONIA + 517, 3.20% PIK	12.83%	2/28/2029	£7,502,484	9,845,376	9,764,014
Hadrian Acquisition Limited	Delayed Draw Term Loan	(2) (3) (4) (5) (6) (8) (11) (14)	Financial Services	SONIA + 517, 3.20% PIK	12.83%	2/28/2029	£4,193,721	4,984,599	5,535,130
Hadrian Acquisition Limited	Term Loan, Tranche B2	(2) (3) (4) (5) (8) (11) (14)	Financial Services	SONIA + 517, 3.20% PIK	12.83%	2/28/2029	£19,761,733	25,851,467	25,718,660
Heartland Home Services, Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.15%	12/15/2026	4,752,373	4,733,679	4,537,346
Heartland Home Services, Inc.	Delayed Draw Term Loan, 1st Amendment	(4) (5) (13) (14)	Consumer Services	SOFR + 600	10.40%	12/15/2026	8,476,237	8,430,322	8,125,067
Heartland Home Services, Inc.	Delayed Draw Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 600	10.30%	12/15/2026	2,248,621	2,233,667	2,155,460
Heartland Home Services, Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 600	10.33%	12/15/2026	248,224	244,146	219,429
Heartland Home Services, Inc.	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 600	10.30%	12/15/2026	6,769,686	6,731,651	6,489,218
Helios Software Holdings, Inc.	Term Loan, Tranche B	(3) (4)	Financial Services	SOFR + 350	7.80%	7/18/2030	5,117,175	5,017,632	5,115,026
HelpSystems Holdings Inc.	Term Loan	(4) (14) (21)	Software	SOFR + 400	8.33%	11/29/2026	7,979,003	7,235,492	7,266,877
Hercules Borrower, LLC	Delayed Draw Term Loan	(2) (4) (5) (13) (14)	Environmental Industries	SOFR + 550	9.90%	12/14/2026	2,020,982	2,006,446	2,020,982
Hercules Borrower, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Environmental Industries	SOFR + 550	9.90%	12/14/2026	5,949,468	5,893,236	5,949,468
Hercules Borrower, LLC	Term Loan	(3) (4) (5) (13) (14)	Environmental Industries	SOFR + 550	9.90%	12/14/2026	338,274	335,731	338,274
Hoosier Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Health Care Providers & Services	SOFR + 500	9.32%	11/15/2028	11,989,200	11,830,098	11,933,348
Howden Group Holdings Ltd.	Term Loan, Tranche B	(4) (21)	Insurance	SOFR + 350	7.81%	4/18/2030	4,939,584	4,921,103	4,932,076
Howden Group Holdings Ltd.	Term Loan, Tranche B	(2) (3) (4) (21)	Insurance	SOFR + 300	7.32%	2/15/2031	14,887,719	14,844,249	14,765,639
HS Spa Holdings Inc.	Delayed Draw Term Loan, 2nd Amendment	(4) (5) (6) (14)	Consumer Services	SOFR + 525	9.54%	6/1/2029	312,589	307,436	312,589
HS Spa Holdings Inc.	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 525	9.58%	6/2/2028	401,526	388,116	401,526
HS Spa Holdings Inc.	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 525	9.58%	6/1/2029	8,410,429	8,296,678	8,410,429
Hunter Douglas, Inc.	Term Loan, Tranche B	(4) (21)	Consumer Goods: Durable	SOFR + 325	7.55%	1/17/2032	6,284,250	6,253,408	5,987,319
Hunter Holdco 3 Ltd.	Term Loan, Tranche B	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 412	8.65%	8/19/2028	1,565,243	1,559,579	1,498,720

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Icefall Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 650	10.79%	1/26/2030		13,018,681	12,777,042	12,931,049
iCIMS, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 575	10.04%	8/18/2028		268,225	243,948	216,481
iCIMS, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SOFR + 575	10.04%	8/18/2028		27,543,982	27,287,972	26,959,491
IG Investment Holdings, LLC	Term Loan, Refinancing	(2) (3) (4) (5) (6) (14)	IT Services	SOFR + 500	9.29%	9/22/2028		4,106,443	4,106,080	4,110,899
IGT Holding IV AB	Term Loan	(4) (21)	Hotels, Restaurants & Leisure	SOFR + 350	7.81%	8/19/2031		3,864,917	3,855,255	3,864,917
Infront Luxembourg Finance S.a.r.l.	Term Loan, Tranche B	(2) (3) (4) (5) (8)	Hotels, Restaurants & Leisure	EURIBOR + 450, 5.50% PIK	12.55%	5/9/2027		€21,679,650	25,928,363	23,442,199
Instructure Holdings, Inc.	Term Loan	(3) (4) (21)	Software	SOFR + 300	7.32%	9/12/2031		9,800,000	9,776,514	9,718,072
ION Trading Technologies S.a.r.l.	Term Loan, Tranche B	(3) (4) (14)	Capital Markets	SOFR + 350	7.80%	4/1/2028		8,603,751	8,563,259	8,523,134
IQN Holding Corp.	Revolver	(4) (5) (6) (14)	Professional Services	SOFR + 525	9.56%	5/2/2028		277,056	274,977	277,056
IQN Holding Corp.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 525	9.56%	5/2/2029		6,817,860	6,772,973	6,817,860
iRobot Corporation	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Consumer Goods: Durable	SOFR + 650, 2.50% PIK	13.43%	7/24/2026		27,125,997	26,594,115	24,684,657
iSolved, Inc.	Term Loan	(3) (4)	Professional Services	SOFR + 325	7.57%	10/15/2030		4,455,140	4,436,575	4,453,804
Janney Montgomery Scott, LLC	Term Loan	(3) (4) (6)	Financial Services	SOFR + 325	7.47%	11/28/2031		5,571,429	5,544,522	5,574,484
Javelin Buyer, Inc.	Term Loan	(3) (4)	Financial Services	SOFR + 325	7.61%	11/1/2031		10,000,000	9,975,790	9,942,500
Jeg's Automotive, LLC	Revolver	(4) (5) (14) (15)	Automotives	SOFR + 700	11.30%	12/22/2027		1,041,666	1,041,666	1,041,666
Jeg's Automotive, LLC	Term Loan	(3) (4) (5) (14) (15)	Automotives	SOFR + 700	11.30%	12/22/2027		6,270,833	6,270,833	6,270,833
Jordanes Equity AS	Delayed Draw Term Loan, Tranche B	(5) (8)	Beverage, Food & Tobacco	11.75% PIK	11.75%	12/27/2031	kr	166,444,842	13,699,884	14,759,131
Jordanes Equity AS	Term Loan, Tranche A	(5) (8)	Beverage, Food & Tobacco	11.75% PIK	11.75%	12/27/2031	kr	291,278,474	23,974,887	25,828,480
Kestra Advisor Services Holdings A, Inc.	Term Loan	(4) (21)	Financial Services	SOFR + 300	7.29%	3/21/2031		2,487,516	2,481,965	2,462,242
Kingpin Intermediate Holdings, LLC	Term Loan, Tranche B	(4) (5) (21)	Hotels, Restaurants & Leisure	SOFR + 350	7.82%	2/8/2028		1,326,582	1,326,582	1,317,031
KRE HYOD Owner, LLC	Term Loan, Tranche A1	(4) (5) (14)	Real Estate Management & Development	SOFR + 425	8.57%	9/13/2026		1,320,876	1,320,876	1,310,970
KRE HYOD Owner, LLC	Term Loan, Tranche A2	(4) (5) (11) (14)	Real Estate Management & Development	SOFR + 1050	14.82%	9/13/2026		3,719,970	3,719,970	3,710,670
LDS Intermediate Holdings LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Transportation	SOFR + 500	9.32%	2/7/2032		27,977,839	27,565,569	27,558,864
LDS Intermediate Holdings LLC	Revolver	(4) (5) (6) (14)	Transportation	SOFR + 500	9.32%	2/7/2032		554,017	503,099	502,078
Legence Holdings, LLC	Term Loan, Tranche B	(3) (4) (7) (14)	Commercial Services & Supplies	SOFR + 325	7.57%	12/16/2027		3,382,811	3,375,983	3,348,983
LSF12 Crown U.S. Commercial Bidco, LLC	Term Loan, Tranche B	(4) (5) (21)	Commercial Services & Supplies	SOFR + 425	8.57%	12/2/2031		5,000,000	4,951,601	4,897,900
Madison IAQ LLC	Term Loan	(4) (14) (21)	Machinery	SOFR + 325	7.56%	3/26/2032		3,125,000	3,093,750	3,093,750

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Madison Safety & Flow, LLC	Term Loan, Tranche B	(4) (21)	Machinery	SOFR + 275	7.07%	9/19/2031	4,228,750	4,218,787	4,219,447
Material Holdings, LLC	Term Loan, Tranche A	(3) (4) (5) (6) (8) (13) (14) (15)	Professional Services	SOFR + 30, 5.70% PIK	10.40%	8/19/2027	10,791,350	10,791,350	9,996,840
Material Holdings, LLC	Term Loan, Tranche B	(3) (4) (5) (8) (14) (15)	Professional Services	SOFR + 6.00% PIK	10.33%	8/19/2027	2,667,110	1,009,851	—
Maverick Acquisition, Inc.	Delayed Draw Term Loan	(4) (5) (14) (15)	Aerospace & Defense	SOFR + 625	10.55%	6/1/2027	2,380,869	2,360,874	1,536,993
Maverick Acquisition, Inc.	Delayed Draw Term Loan	(4) (5) (6) (14)	Aerospace & Defense	SOFR + 625	10.55%	4/15/2025	193,370	192,469	193,370
Maverick Acquisition, Inc.	Term Loan, Initial	(3) (4) (5) (14) (15)	Aerospace & Defense	SOFR + 625	10.55%	6/1/2027	10,444,480	10,355,372	6,742,538
Mavis Tire Express Services Corp.	Term Loan	(3) (4) (14)	Specialty Retail	SOFR + 300	7.31%	5/4/2028	3,378,460	3,369,969	3,353,561
McAfee, LLC	Term Loan, Super Priority	(3) (4) (14)	Software	SOFR + 625	10.54%	7/27/2028	2,411,612	2,325,853	2,441,758
McAfee, LLC	Term Loan, Tranche B	(3) (4) (14)	Software	SOFR + 300	7.32%	3/1/2029	6,887,918	6,738,665	6,562,464
Medical Manufacturing Technologies, LLC	Term Loan, 1st Amendment Incremental	(4) (5) (13)	Health Care Providers & Services	SOFR + 575	10.20%	12/23/2027	9,226,152	9,087,217	9,106,097
Medical Manufacturing Technologies, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	10.20%	12/23/2027	5,034,916	4,983,452	4,969,399
Medical Manufacturing Technologies, LLC	Revolver	(2) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 575	10.20%	12/23/2027	1,781,000	1,754,746	1,751,097
Medical Manufacturing Technologies, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 575	10.20%	12/23/2027	12,493,028	12,361,899	12,330,462
Minerva Bidco Ltd.	Term Loan	(3) (4) (5) (6)	Utilities	SONIA + 625	10.71%	11/7/2030	£21,761,116	26,437,312	27,188,226
Mitchell International, Inc.	Term Loan	(3) (4)	Health Care Providers & Services	SOFR + 325	7.57%	6/17/2031	6,860,449	6,820,461	6,772,087
MorettiHolding S.p.A.	Term Loan	(5) (8)	Professional Services	13.00% PIK	13.00%	3/18/2032	€21,963,824	23,267,567	22,981,111
Nader Upside 2 S.a.r.l.	Term Loan, Tranche B	(4) (5) (8)	Health Care Providers & Services	EURIBOR + 10.25% PIK	12.61%	3/28/2028	€53,490,473	56,714,967	56,728,718
NEFCO Holding Company, LLC	Term Loan, 1st Amendment Incremental	(2) (3) (4) (5)	Building Products	SOFR + 575	10.08%	8/5/2028	551,404	542,986	551,448
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche A	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.03%	8/5/2028	843,383	834,832	843,449
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche B	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.03%	8/5/2028	636,701	630,853	636,752
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche C	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.03%	8/5/2028	1,127,761	1,115,976	1,127,850
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche D	(4) (5) (14)	Building Products	SOFR + 575	10.20%	8/5/2028	2,988,110	2,943,243	2,988,345
NEFCO Holding Company, LLC	Revolver	(4) (5) (6) (14)	Building Products	SOFR + 575	10.01%	8/5/2028	900,947	866,789	900,947
NEFCO Holding Company, LLC	Term Loan	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.03%	8/5/2028	6,230,463	6,165,601	6,230,955
NEFCO Holding Company, LLC	Term Loan, 4th Amendment	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	10.03%	8/5/2028	3,063,681	3,033,044	3,063,923

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (14)	Building Products	SOFR + 575	10.00%	8/5/2028	3,415,446	3,360,320	3,415,715
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche F	(4) (5) (6) (14)	Building Products	SOFR + 575	9.97%	8/5/2028	2,244,761	2,210,583	2,245,061
NEFCO Holding Company, LLC	Delayed Draw Term Loan, Tranche G	(4) (5) (14)	Building Products	SOFR + 575	9.97%	8/5/2028	3,791,826	3,757,468	3,792,125
NEFCO Holding Company, LLC	Term Loan, Incremental	(2) (3) (4) (5) (14)	Building Products	SOFR + 575	9.97%	8/5/2028	1,284,402	1,271,558	1,284,504
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan	(3) (4) (5) (6) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	4,325,146	4,132,443	4,243,062
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C1	(4) (5) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	95,119	92,991	94,265
North Haven Fairway Buyer, LLC	Delayed Draw Term Loan, Tranche C2	(4) (5) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	11,044,151	10,805,479	10,944,948
North Haven Fairway Buyer, LLC	Revolver	(4) (5) (6) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	549,566	520,622	526,941
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	9,996,087	9,878,160	9,906,299
North Haven Fairway Buyer, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Services	SOFR + 500	9.30%	5/17/2028	8,122,926	8,062,995	8,049,963
Nuvei Technologies Corp.	Term Loan, Tranche B1	(3) (4) (21)	Financial Services	SOFR + 300	7.32%	7/18/2031	7,432,059	7,439,358	7,374,238
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.72%	4/28/2028	2,444,809	2,431,164	2,409,843
Oak Purchaser, Inc.	Delayed Draw Term Loan	(4) (5) (14)	Professional Services	SOFR + 550	9.72%	4/28/2028	202,960	199,976	199,647
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 550	9.72%	4/28/2028	5,030,030	4,997,804	4,949,739
Oak Purchaser, Inc.	Term Loan	(2) (3) (4) (5) (14)	Professional Services	SOFR + 550	9.72%	4/28/2028	835,719	822,922	822,075
OneDigital Borrower LLC	Term Loan	(4) (14) (21)	Insurance	SOFR + 300	7.32%	7/2/2031	4,962,500	4,944,782	4,925,381
Ontario Gaming GTA LP	Term Loan, Tranche B	(2) (3) (4)	Hotels, Restaurants & Leisure	SOFR + 425	8.58%	8/1/2030	1,955,051	1,946,534	1,921,815
Opal US LLC	Term Loan	(4) (21)	Financial Services	SOFR + 325	7.57%	3/31/2032	20,000,000	19,900,000	19,900,000
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 500	9.32%	10/31/2031	6,727,273	6,650,376	6,646,969
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	EURIBOR + 525	7.61%	10/31/2031	€2,272,727	2,444,497	2,431,472
Optimizely North America, Inc.	Term Loan	(2) (3) (4) (5) (14)	Software	SONIA + 550	9.96%	10/31/2031	909,091	1,167,660	1,163,709
Optiv Security, Inc.	Term Loan	(2) (3) (4) (14)	IT Services	SOFR + 525	9.53%	7/31/2026	6,879,848	6,340,847	5,242,445
Oranje Holdco, Inc.	Term Loan, Incremental	(3) (4) (5) (14)	Professional Services	SOFR + 725	11.54%	2/1/2029	2,530,442	2,486,463	2,496,595
Oranje Holdco, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 775	12.04%	2/1/2029	6,038,961	5,918,041	6,052,239
Orifarm Holding AS	Term Loan	(5) (8)	Health Care Providers & Services	12.00% PIK	12.00%	11/29/2031	€42,851,994	39,218,040	40,312,187

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (8)	Financial Services	EURIBOR + 350, 2.75% PIK	8.71%	12/5/2031	€7,267,813	7,582,640	7,740,804
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (6) (8)	Financial Services	SONIA + 350, 2.75% PIK	10.71%	12/5/2031	£8,137,738	10,157,549	10,281,410
Orthrus Ltd.	Term Loan	(2) (3) (4) (5) (8)	Financial Services	SOFR + 350, 2.75% PIK	10.58%	12/5/2031	19,201,700	18,925,262	18,913,674
PAM Bidco Limited	Term Loan, Tranche B1	(2) (3) (5) (6)	Utilities	10.75%	10.75%	10/29/2031	£6,489,716	8,266,554	8,203,005
PAM Bidco Limited	Term Loan, Tranche B2	(3) (4) (5) (6)	Utilities	SONIA + 730	11.76%	10/29/2031	£22,219,597	28,302,936	28,085,585
PAM Bidco Limited	Delayed Draw Term Loan, Capex Facility A	(5) (6)	Utilities	10.75%	10.75%	10/29/2031	£216,324	200,492	204,920
PAM Bidco Limited	Delayed Draw Term Loan, Capex Facility B	(4) (5) (6)	Utilities	SONIA + 730	11.76%	10/29/2031	£740,653	686,468	701,608
Park County Holdings, LLC	Term Loan	(2) (3) (4) (5) (11) (14)	Entertainment	SOFR + 728	11.56%	11/29/2029	57,160,596	56,187,892	56,874,793
PDI TA Holdings, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 550	9.79%	2/1/2031	308,943	289,537	283,217
PDI TA Holdings, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 550	9.81%	2/1/2031	25,659,177	25,415,722	25,348,391
Pearls Netherlands Bidco B.V.	Term Loan, Tranche B	(2) (3) (4) (14)	Transportation	SOFR + 325	7.57%	2/26/2029	2,913,579	2,909,052	2,868,069
Pestco Intermediate, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Commercial Services & Supplies	SOFR + 650	10.88%	2/17/2028	1,379,983	1,354,865	1,393,783
Pestco Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 525	9.57%	2/17/2028	1,906,775	1,866,079	1,883,504
Pestco Intermediate, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Commercial Services & Supplies	SOFR + 650	10.94%	2/17/2028	3,632,375	3,556,069	3,668,699
PF Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Hotels, Restaurants & Leisure	SOFR + 600	10.33%	11/12/2027	838,426	713,361	885,070
PF Atlantic Holdco 2, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	9.95%	11/12/2027	12,616,478	12,493,427	12,616,478
PF Atlantic Holdco 2, LLC	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Hotels, Restaurants & Leisure	SOFR + 550	9.95%	11/12/2027	10,008,357	9,892,089	10,008,357
Plano HoldCo Inc.	Term Loan	(4) (5) (21)	IT Services	SOFR + 350	7.80%	10/2/2031	2,000,000	1,990,507	1,990,000
Planview Parent, Inc.	Term Loan	(4) (21)	Software	SOFR + 350	7.80%	12/17/2027	6,919,612	6,760,378	6,836,577
PointClickCare Technologies, Inc.	Term Loan, Tranche B	(3) (4) (5)	Health Care Technology	SOFR + 325	7.55%	10/10/2031	7,880,250	7,861,440	7,855,664
Polaris Newco, LLC	Term Loan, Tranche B	(4)	Software	EURIBOR + 400	6.36%	6/2/2028	€9,948,454	10,146,508	10,053,520
Polaris Newco, LLC	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Software	SOFR + 375	8.30%	6/2/2028	2,598,487	2,566,145	2,482,542
Portugal Street East Limited	Term Loan	(5) (6)	Real Estate Management & Development	11.50%	11.50%	12/20/2026	£13,771,619	17,446,688	17,789,480
Pound Bidco, Inc.	Delayed Draw Term Loan	(4) (5) (6) (13) (14)	Software	SOFR + 600	10.82%	2/1/2027	1,283,397	1,283,397	1,265,968
Pound Bidco, Inc.	Term Loan, Restatement	(2) (3) (4) (5) (6) (13) (14)	Software	SOFR + 600	10.82%	2/1/2027	39,804,247	39,426,673	39,622,904

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
PPV Intermediate Holdings, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Health Care Providers & Services	SOFR + 525	9.55%	8/31/2029	5,142,857	5,028,155	5,142,175
Press Ganey Holdings, Inc.	Term Loan, Tranche B	(4) (21)	Health Care Technology	SOFR + 325	7.57%	4/30/2031	2,985,000	2,958,106	2,966,971
Primetech Holdco S.a.r.l.	Term Loan	(3) (5) (8)	Insurance	12.00% PIK	12.00%	7/28/2029	€28,924,685	28,953,966	30,963,490
Proampac PG Borrower LLC	Term Loan	(3) (4) (14)	Containers, Packaging & Glass	SOFR + 400	8.32%	9/15/2028	5,788,417	5,784,554	5,745,004
Project Alpha Intermediate Holding, Inc.	Term Loan, Tranche B	(4)	Software	SOFR + 325	7.57%	10/28/2030	3,000,000	2,992,500	2,991,240
Project Castle, Inc.	Term Loan, Tranche B	(2) (3) (4) (14)	Professional Services	SOFR + 550	9.72%	6/1/2029	4,875,000	4,521,419	4,118,156
Project Leopard Holdings, Inc.	Term Loan, Tranche B	(4) (13) (14) (21)	Software	SOFR + 525	9.64%	7/20/2029	9,974,490	8,999,232	8,609,281
Proofpoint, Inc.	Term Loan	(3) (4) (14) (21)	Software	SOFR + 300	7.32%	8/31/2028	13,298,788	13,218,215	13,244,795
Propulsion (BC) Finco S.a.r.l.	Term Loan, Tranche B	(3) (4) (14)	Aerospace & Defense	SOFR + 325	7.58%	9/14/2029	5,973,158	5,962,816	5,968,917
Pushpay USA Inc.	Term Loan	(2) (3) (4) (5)	Software	SOFR + 400	8.30%	8/18/2031	26,006,910	25,837,365	26,006,910
PXO Holdings I Corp.	Term Loan, 1st Amendment Incremental	(3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.94%	3/8/2028	2,174,118	2,137,440	2,174,118
PXO Holdings I Corp.	Term Loan, 2nd Amendment	(3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.94%	3/8/2028	3,650,297	3,582,125	3,650,297
PXO Holdings I Corp.	Delayed Draw Term Loan	(4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.94%	3/8/2028	2,335,114	2,309,773	2,335,114
PXO Holdings I Corp.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 550	9.94%	3/8/2028	14,346,141	14,173,037	14,346,141
QBS Parent, Inc.	Term Loan, Incremental	(3) (4) (5) (14)	Energy: Oil & Gas	SOFR + 475	9.05%	11/7/2031	3,346,106	3,329,541	3,337,947
QBS Parent, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Energy: Oil & Gas	SOFR + 475	9.05%	11/7/2030	36,179,775	35,988,492	36,082,239
Quest Software U.S. Holdings, Inc.	Term Loan	(2) (3) (4) (5) (7) (13) (14)	Software	SOFR + 425	8.69%	2/1/2029	11,195,619	9,088,280	6,493,459
Rackspace Technology Global, Inc.	Term Loan	(3) (4) (13) (14) (21)	Software	SOFR + 275	7.19%	5/15/2028	16,025,458	9,583,198	7,339,660
Radwell Parent LLC	Term Loan, 1st Amendment	(3) (4) (5) (6) (14)	Distributors	SOFR + 550	9.80%	4/1/2029	18,186,051	17,783,530	17,976,397
Radwell Parent LLC	Revolver	(4) (5) (6) (14)	Distributors	SOFR + 550	9.80%	4/1/2028	372,092	348,131	357,614
Raven Acquisition Holdings, LLC	Term Loan, Tranche B	(3) (4) (6)	Health Care Providers & Services	SOFR + 325	7.58%	10/24/2031	7,777,467	7,737,321	7,669,805
RealPage, Inc.	Term Loan	(3) (4) (13) (14)	Software	SOFR + 300	7.56%	4/24/2028	4,928,506	4,846,647	4,857,684
Redstone Holdco 2 LP	Term Loan	(2) (3) (4) (5) (13) (14)	Computers and Electronics Retail	SOFR + 475	9.29%	4/27/2028	11,307,959	9,757,600	7,802,492
Rialto Management Group, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Real Estate Management & Development	SOFR + 500	9.32%	12/5/2030	15,354,140	15,201,809	15,193,507
Rocket Software, Inc.	Term Loan	(4) (14) (21)	Software	SOFR + 425	8.57%	11/28/2028	11,865,250	11,767,162	11,822,298
Rome Bidco Ltd.	Delayed Draw Term Loan, Capex Facility	(2) (3) (4) (5) (6) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 153, 6.23% PIK	12.20%	12/23/2027	£4,768,089	6,134,052	6,451,538
Rome Bidco Ltd.	Term Loan	(2) (3) (4) (5) (8) (14)	Hotels, Restaurants & Leisure	SONIA + 153, 6.23% PIK	12.20%	12/23/2027	£37,440,154	49,933,405	50,409,062

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Rotation Buyer, LLC	Delayed Draw Term Loan	(4) (5) (6)	Machinery	SOFR + 475	9.05%	12/27/2031	259,163	237,412	239,017
Rotation Buyer, LLC	Revolver	(4) (5) (6)	Machinery	SOFR + 475	9.05%	12/27/2031	320,010	309,128	309,937
Rotation Buyer, LLC	Term Loan	(3) (4) (5)	Machinery	SOFR + 475	9.05%	12/27/2031	8,788,995	8,703,510	8,710,429
Savor Acquisition, Inc.	Term Loan, Tranche B	(4) (6) (21)	Beverage, Food & Tobacco	SOFR + 325	7.57%	2/17/2032	2,741,379	2,733,946	2,736,879
SCP Eye Care HoldCo, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	9.92%	10/5/2029	38,684	37,886	38,684
SCP Eye Care HoldCo, LLC	Term Loan, Incremental	(2) (3) (4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	9.92%	10/7/2029	556,155	528,663	556,155
SCP Eye Care HoldCo, LLC	Revolver	(4) (5) (6) (13) (14)	Health Care Providers & Services	SOFR + 550	9.92%	10/5/2029	4,703	4,323	4,703
SCP Eye Care HoldCo, LLC	Term Loan	(4) (5) (13) (14)	Health Care Providers & Services	SOFR + 550	9.92%	10/5/2029	117,999	115,437	117,999
Seahawk Bidco, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Consumer Services	SOFR + 475	9.05%	12/29/2026	2,041,087	1,965,765	1,934,078
Seahawk Bidco, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 475	9.05%	12/29/2031	37,322,730	37,025,928	36,948,199
Sigma Irish AcquiCo Limited	Term Loan, Tranche B	(4) (5)	Capital Markets	EURIBOR + 525	7.70%	3/19/2032	€11,936,865	12,751,401	12,649,182
Sigma Irish AcquiCo Limited	Term Loan, Tranche B	(4) (5) (6)	Capital Markets	SOFR + 525	9.56%	3/19/2032	20,444,444	19,922,952	19,920,856
Skopima Merger Sub, Inc.	Term Loan, Tranche B	(3) (4) (14)	High Tech Industries	SOFR + 375	8.07%	5/12/2028	2,902,725	2,890,477	2,878,690
Smarsh, Inc.	Revolver	(4) (5) (6) (14)	Software	SOFR + 475	9.08%	2/16/2029	102,039	95,466	102,039
Smarsh, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Software	SOFR + 475	9.05%	2/18/2029	5,356,918	5,283,233	5,365,879
SonicWall US Holdings, Inc.	Term Loan	(3) (4) (14)	Electronic Equipment, Instruments & Components	SOFR + 500	9.30%	5/16/2028	6,939,950	6,841,792	6,819,750
Sophia, L.P.	Term Loan, Tranche B	(3) (4) (14) (21)	Software	SOFR + 300	7.32%	10/9/2029	7,762,041	7,738,533	7,741,238
Sovos Compliance, LLC	Term Loan, Tranche B	(4) (14) (21)	Software	SOFR + 450	8.80%	8/11/2028	4,931,625	4,886,995	4,905,586
Speciality Pharma III Inc.	Term Loan	(3) (4) (5)	Health Care Providers & Services	SOFR + 425	8.58%	3/31/2028	13,560,781	13,549,856	13,543,830
Speedstar Holding, LLC	Delayed Draw Term Loan, 3rd Amendment	(4) (5) (6) (14)	Automotives	SOFR + 600	10.30%	7/2/2027	1,310,351	1,269,942	1,242,479
Speedstar Holding, LLC	Term Loan, 3rd Amendment Incremental	(2) (3) (4) (5) (14)	Automotives	SOFR + 600	10.30%	7/2/2027	11,998,876	11,890,878	11,688,512
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche A	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.19%	7/25/2028	4,082,294	4,031,086	4,092,706
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche B	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.19%	7/25/2028	923,196	911,685	925,551
Spotless Brands, LLC	Delayed Draw Term Loan	(4) (5) (13) (14)	Consumer Services	SOFR + 575	10.19%	7/25/2028	7,440,000	7,292,252	7,458,976
Spotless Brands, LLC	Delayed Draw Term Loan, Tranche E	(4) (5) (6) (14)	Consumer Services	SOFR + 550	9.79%	7/25/2028	15,894,954	15,676,496	15,780,745
Spotless Brands, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Consumer Services	SOFR + 575	10.04%	7/25/2028	20,656,425	20,389,159	20,709,110
Star Parent, Inc.	Term Loan, Tranche B	(4) (21)	Health Care Providers & Services	SOFR + 400	8.30%	9/27/2030	2,970,000	2,932,662	2,833,261

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *		Amortized Cost	Fair Value
Starlight Parent, LLC	Term Loan	(4) (21)	IT Services	SOFR + 400	8.36%	3/12/2032		10,000,000	9,700,000	9,693,800
Surf Holdings, LLC	Term Loan, Incremental	(4) (13) (21)	Software	SOFR + 350	7.93%	3/5/2027		2,992,152	2,988,633	2,990,057
Tank Holding Corp.	Delayed Draw Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	10.42%	3/31/2028		4,309,016	4,237,641	4,200,138
Tank Holding Corp.	Term Loan, Incremental	(2) (3) (4) (5) (13) (14)	Capital Equipment	SOFR + 600	10.42%	3/31/2028		9,941,181	9,771,067	9,689,992
Tank Holding Corp.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Capital Equipment	SOFR + 575	10.17%	3/31/2028		43,656,867	43,158,877	42,245,324
Tecta America Corp.	Term Loan, Tranche B	(4) (21)	Building Products	SOFR + 300	7.30%	2/18/2032		2,000,000	1,995,019	1,983,000
Teneo Holdings, LLC	Term Loan, Tranche B	(2) (3) (4)	Professional Services	SOFR + 475	9.07%	3/11/2031		2,475,000	2,452,749	2,475,000
The Very Group Ltd.	Term Loan, Tranche A	(3) (5)	Consumer Services	13.50%	13.50%	2/26/2026		4,684,004	5,817,791	5,990,054
Tiger Acquisition, LLC	Term Loan, Tranche B	(3) (4) (14)	High Tech Industries	SOFR + 275	7.07%	6/1/2028		4,293,170	4,289,099	4,275,267
Titan Acquisition Ltd.	Term Loan, Tranche B	(4) (21)	Machinery	SOFR + 450	8.83%	2/15/2029		1,985,000	1,960,005	1,973,844
TK Elevator U.S. Newco, Inc.	Term Loan, Tranche B	(4) (21)	Machinery	SOFR + 350	7.83%	4/30/2030		9,916,941	9,911,143	9,883,322
Total Power Limited	Delayed Draw Term Loan	(2) (4) (5) (6) (14)	Machinery	CORRA + 525	7.91%	7/22/2030	C$	658,036	422,832	422,648
Total Power Limited	Term Loan, Tranche A	(3) (4) (5) (6) (14)	Machinery	CORRA + 525	7.91%	7/22/2030	C$	19,347,222	13,817,398	13,306,473
Trioworld Midco 2 AB	Term Loan	(4) (5) (8)	Containers, Packaging & Glass	EURIBOR + 10.15% PIK	12.89%	10/17/2028		€37,756,315	39,292,755	40,621,762
Triton Water Holdings, Inc.	Term Loan, Tranche B	(3) (4) (14)	Beverage, Food & Tobacco	SOFR + 225	6.58%	3/31/2028		8,184,741	8,161,809	8,144,636
Truist Insurance Holdings, LLC	Term Loan, Tranche B	(4) (21)	Insurance	SOFR + 275	7.05%	5/6/2031		6,217,742	6,206,769	6,171,109
TTF Holdings, LLC	Term Loan	(3) (4) (5)	Financial Services	SOFR + 375	8.00%	7/18/2031		1,995,000	1,976,506	1,952,606
Tufin Software North America, Inc.	Term Loan, 3rd Amendment	(3) (4) (5) (13) (14)	Software	SOFR + 520	9.63%	8/25/2028		2,701,859	2,675,543	2,685,153
Tufin Software North America, Inc.	Term Loan, 1st Amendment Incremental	(3) (4) (5) (13) (14)	Software	SOFR + 520	9.63%	8/25/2028		8,642,986	8,512,553	8,589,545
Tufin Software North America, Inc.	Term Loan	(2) (3) (4) (5) (6) (13) (14)	Software	SOFR + 520	9.63%	8/25/2028		27,315,314	26,947,328	27,127,249
UKG, Inc.	Term Loan, Tranche B	(4) (21)	Software	SOFR + 300	7.32%	2/10/2031		9,925,000	9,913,980	9,898,699
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw Term Loan	(4) (5) (6) (14)	Environmental Industries	SOFR + 525	9.55%	6/21/2031		4,210,782	4,135,709	4,207,321
United Flow Technologies Intermediate Holdco II, LLC	Term Loan	(2) (3) (4) (5) (6) (14)	Environmental Industries	SOFR + 525	9.55%	6/21/2031		10,005,587	9,852,933	9,998,695
USR Parent, Inc.	Term Loan, 3rd Amendment	(2) (3) (4) (5) (11) (14)	Specialty Retail	SOFR + 760	11.92%	4/25/2027		2,707,868	2,694,946	2,668,894
Vensure Employer Services, Inc.	Term Loan	(2) (3) (4) (5) (6) (14)	Professional Services	SOFR + 500	9.30%	9/27/2031		62,533,692	61,827,448	62,484,119
Verifone Systems, Inc.	Term Loan	(3) (4) (7) (13)	High Tech Industries	SOFR + 550	9.94%	8/20/2025		2,411,669	2,409,522	2,166,884
VGL Midco Ltd.	Term Loan, Tranche B	(3) (5) (8)	Consumer Services	1.53%, 6.23% PIK	7.76%	2/26/2026		£3,661,620	4,601,331	4,587,999
VGL Midco Ltd.	Term Loan, Tranche A	(3) (5) (8)	Consumer Services	1.53%, 6.23% PIK	7.76%	11/28/2025		£2,714,748	3,345,652	3,462,939

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
VGL Midco Ltd.	Term Loan, Tranche B1	(4) (5) (8)	Consumer Services	SONIA + 12.50% PIK	16.96%	11/1/2025	£14,731,810	18,648,379	19,029,804
VGL Midco Ltd.	Term Loan, Tranche B2	(4) (5) (8)	Consumer Services	SONIA + 12.50% PIK	16.96%	11/1/2025	£15,362,571	19,450,551	19,844,591
Vision Solutions, Inc.	Term Loan, Incremental	(2) (4) (14) (21)	Software	SOFR + 426	8.54%	4/24/2028	12,849,133	12,481,855	12,346,603
Voyage Australia Pty Ltd.	Term Loan, Tranche B	(2) (3) (4) (13) (14)	Telecommunications	SOFR + 350	8.03%	7/20/2028	5,804,701	5,802,193	5,811,957
VS Buyer, LLC	Term Loan, Tranche B	(3) (4) (5)	Software	SOFR + 275	7.07%	4/4/2031	3,980,025	3,971,119	3,975,050
WestJet Loyalty LP	Term Loan, Tranche B	(4) (21)	Passenger Airlines	SOFR + 325	7.57%	1/31/2031	4,950,000	4,906,515	4,755,713
White Cap Buyer, LLC	Term Loan, Tranche B	(4) (21)	Trading Companies & Distributors	SOFR + 325	7.57%	10/19/2029	4,987,500	4,963,062	4,827,202
Wilsonart, LLC	Term Loan, Tranche B	(3) (4)	Building Products	SOFR + 425	8.58%	7/25/2031	2,980,013	2,935,312	2,828,211
Windsor Holdings III, LLC	Term Loan, Tranche B	(4) (21)	Chemicals, Plastics & Rubber	SOFR + 275	7.07%	8/1/2030	3,940,324	3,890,990	3,895,168
Wineshipping.com, LLC	Delayed Draw Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	10.21%	10/29/2027	368,884	365,407	289,018
Wineshipping.com, LLC	Revolver	(2) (3) (4) (5) (6) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	10.21%	10/29/2027	1,747,842	1,729,118	1,317,820
Wineshipping.com, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Beverage, Food & Tobacco	SOFR + 575	10.21%	10/29/2027	13,486,190	13,351,633	10,566,341
Wood Mackenzie Ltd.	Term Loan, Tranche B	(2) (3) (4)	Professional Services	SOFR + 300	7.32%	1/31/2031	3,672,250	3,664,219	3,659,250
Yellowstone Buyer Acquisition, LLC	Term Loan	(2) (3) (4) (5) (14)	Consumer Goods: Durable	SOFR + 575	10.05%	9/14/2027	6,522,435	6,460,393	6,047,061
YLG Holdings, Inc.	Delayed Draw Term Loan, 8th Amendment	(4) (5) (6) (14)	Commercial Services & Supplies	SOFR + 475	9.05%	12/23/2030	557,661	550,520	549,137
YLG Holdings, Inc.	Term Loan	(3) (4) (5) (6)	Commercial Services & Supplies	SOFR + 475	9.05%	12/23/2030	6,079,622	6,062,583	6,030,126
Zelis Payments Buyer, Inc.	Term Loan, 5th Amendment	(4) (21)	Health Care Technology	SOFR + 325	7.56%	10/25/2031	9,975,000	9,926,921	9,940,684
First Lien Debt Total								$3,617,607,275	$3,597,089,141

Second Lien Debt (3.8% of Net Assets)
11852604 Canada, Inc.	Term Loan	(4) (5) (8) (13) (14)	Health Care Providers & Services	SOFR + 9.50% PIK	13.95%	9/30/2028	$42,172,040	$41,816,054	$41,328,600
520 Mezz Owner 2, LLC	Term Loan, Mezzanine	(4) (5) (6) (8) (14)	Real Estate Management & Development	SOFR + 12.62% PIK	16.95%	3/2/2026	18,226,551	18,138,562	18,226,551
AP Plastics Acquisition Holdings, LLC	Term Loan	(2) (3) (4) (5) (13) (14)	Chemicals, Plastics & Rubber	SOFR + 725	11.70%	8/10/2029	19,090,000	18,749,380	19,090,000
AQA Acquisition Holding, Inc.	Term Loan, Incremental	(2) (3) (4) (5) (14)	Software	SOFR + 625	10.54%	3/2/2029	18,809,172	18,693,875	18,662,390
Delta TopCo, Inc.	Term Loan	(3) (4)	Computers and Electronics Retail	SOFR + 525	9.57%	11/29/2030	5,000,000	4,977,533	4,989,050
Denali Midco 2, LLC	Term Loan	(5) (8)	Consumer Services	13.00% PIK	13.00%	12/22/2029	€3,906,176	3,839,605	3,835,141

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Loans (87.0% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Fastlane Parent Co., Inc.	Term Loan	(2) (3) (4) (5) (13)	Automotives	SOFR + 875	13.19%	2/4/2027	2,500,000	2,464,852	2,406,250
National Mentor Holdings, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Health Care Providers & Services	SOFR + 725	11.65%	3/2/2029	2,000,000	1,988,238	1,901,660
Neptune Bidco US, Inc.	Term Loan	(2) (3) (4) (5) (13) (14)	Professional Services	SOFR + 975	14.14%	10/11/2029	43,000,000	41,987,056	43,215,000
PAI Holdco, Inc.	Term Loan	(2) (3) (4) (5) (8) (13) (14)	Automotives	SOFR + 550, 2.00% PIK	11.94%	10/28/2028	3,686,733	3,632,207	3,250,304
Peraton Corp.	Term Loan, Tranche B1	(2) (3) (4) (13) (14)	Aerospace & Defense	SOFR + 775	12.18%	2/1/2029	4,444,944	4,404,515	3,308,727
RXR Atlas Mezz, LLC	Term Loan, Mezzanine	(4) (5) (15)	Real Estate Management & Development	SOFR + 1000	14.36%	8/25/2025	5,000,000	4,922,635	2,500,000
SonicWall US Holdings, Inc.	Term Loan	(2) (3) (4) (13)	Electronic Equipment, Instruments & Components	SOFR + 750	11.95%	5/18/2026	1,500,000	1,468,915	1,385,160
TruGreen Limited Partnership	Term Loan	(2) (3) (4) (5) (13) (14)	Consumer Services	SOFR + 850	13.05%	11/2/2028	2,000,000	1,977,505	1,753,000
Second Lien Debt Total								$169,060,932	$165,851,833
Corporate Loans Total								$3,786,668,207	$3,762,940,974

Investments—Collateralized Loan Obligations (19.6% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
522 Funding CLO Ltd.	Series 2019-5A, Class ER	(4) (5) (7)	SOFR + 676	11.06%	4/15/2035	$1,400,000	$1,257,943	$1,347,366
720 East CLO IV Ltd.	Series 2024-1A, Class E	(4) (5) (7)	SOFR + 650	10.80%	4/15/2037	1,000,000	1,000,000	1,007,728
720 East CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7)	SOFR + 515	9.45%	10/15/2036	2,000,000	2,000,000	2,013,588
AB BSL CLO 5 Ltd.	Series 2024-5A, Class E	(4) (5) (7)	SOFR + 610	10.41%	1/20/2038	1,250,000	1,250,000	1,246,349
ABPCI Direct Lending Fund CLO Ltd.	Series 2024-17A, Class D	(4) (5) (7)	SOFR + 470	8.99%	8/1/2036	3,300,000	3,300,000	3,320,978
ABPCI Direct Lending Fund CLO Ltd.	Series 2019-5A, Class CRR	(4) (5) (7)	SOFR + 575	10.04%	1/20/2036	5,275,000	5,275,000	5,361,827
AGL CLO 19 Ltd.	Series 2022-19A, Class E	(4) (5) (7)	SOFR + 801	12.30%	7/21/2035	6,050,000	5,898,744	6,039,993
AGL CLO 20 Ltd.	Series 2022-20A, Class ER	(4) (5) (7)	SOFR + 640	10.69%	10/20/2037	2,700,000	2,700,000	2,708,591
AGL CLO 9 Ltd.	Series 2020-9A, Class ER	(4) (5) (7)	SOFR + 650	10.79%	4/20/2037	5,600,000	5,600,000	5,627,625
Aimco CLO 20 Ltd.	Series 2023-20A, Class E	(4) (5) (7)	SOFR + 700	11.31%	10/16/2036	6,000,000	6,000,000	6,091,956
Aimco CLO Ltd.	Series 2018-AA, Class ER	(4) (5) (7)	SOFR + 525	9.77%	10/17/2037	1,330,000	1,330,000	1,314,190
Allegany Park CLO Ltd.	Series 2019-1A, Class ER	(4) (5) (7)	SOFR + 640	10.69%	1/20/2035	1,500,000	1,419,119	1,481,006
Allegro CLO XV Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 550	9.81%	4/20/2038	2,500,000	2,500,000	2,479,490
Anchorage Capital CLO Ltd.	Series 2021-18A, Class E	(4) (5) (7) (13)	SOFR + 646	11.02%	4/15/2034	4,000,000	3,971,031	3,994,140
Anchorage Capital CLO Ltd.	Series 2021-21A, Class SUB	(4) (5) (7) (12)			10/20/2034	8,830,000	5,971,937	4,790,772
Antares CLO Ltd.	Series 2017-2A, Class DR	(4) (5) (7) (13)	SOFR + 375	8.30%	10/20/2033	2,000,000	1,920,961	2,000,000
Apidos CLO Ltd.	Series 2012-11A, Class ER3	(4) (5) (7) (13)	SOFR + 657	11.13%	4/17/2034	1,528,500	1,369,759	1,527,001
Apidos CLO Ltd.	Series 2023-45A, Class E	(4) (5) (7)	SOFR + 840	12.70%	4/26/2036	2,470,000	2,425,993	2,470,245
Apidos CLO XVIII-R Ltd.	Series 2018-18A, Class ER2	(4) (5) (7)	SOFR + 550	9.87%	1/22/2038	5,450,000	5,450,000	5,395,631

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Collateralized Loan Obligations (19.6% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
ARBOUR CLO IX DAC	Series 9X, Class E	(4) (5) (16)	EURIBOR + 579	8.58%	4/15/2034	€2,337,000	2,207,696	2,462,579
Ares CLO Ltd.	Series 2021-60A, Class SUB	(4) (5) (7) (12)			7/18/2034	6,500,000	4,205,085	3,073,585
Ares CLO Ltd.	Series 2022-66A, Class DR	(4) (5) (7)	SOFR + 500	9.30%	7/25/2036	6,750,000	6,750,000	6,837,716
Ares European CLO XVI DAC	Series 16X, Class ER	(4) (5) (16)	EURIBOR + 724	10.03%	7/15/2037	€6,000,000	6,452,672	6,518,310
Ares XLIII CLO Ltd.	Series 2017-43A, Class ER2	(4) (5) (7)	SOFR + 600	10.30%	1/15/2038	6,340,000	6,340,000	6,243,049
Audax Senior Debt CLO 12, LLC	Series 2025-12A, Class SUB	(4) (5) (7) (12)			4/22/2037	1,330,000	1,230,250	1,230,250
Audax Senior Debt CLO 9, LLC	Series 2024-9A, Class D	(4) (5) (7)	SOFR + 520	9.49%	4/20/2036	5,000,000	5,000,000	5,046,160
Avoca CLO XI DAC	Series 11A, Class ERR	(4) (5) (7)	EURIBOR + 615	8.99%	10/15/2038	€1,750,000	1,875,825	1,894,852
Babson CLO Ltd.	Series 2020-1A, Class ER2	(4) (5) (7)	SOFR + 550	9.80%	1/15/2038	1,600,000	1,600,000	1,530,414
Babson CLO Ltd.	Series 2021-3A, Class SUB	(4) (5) (7) (12)			1/18/2035	14,100,000	8,936,982	5,253,846
Babson CLO Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 600	10.30%	1/15/2038	10,000,000	10,000,000	9,885,380
Ballyrock CLO 21 Ltd.	Series 2022-21A, Class DR	(4) (5) (7)	SOFR + 600	10.29%	10/20/2037	1,000,000	1,000,000	1,000,048
Ballyrock CLO 26 Ltd.	Series 2024-26A, Class C2	(4) (5) (7)	SOFR + 470	9.00%	7/25/2037	8,250,000	8,250,000	8,315,282
Ballyrock CLO 28 Ltd.	Series 2024-28A, Class SUB	(4) (5) (7) (12)			1/20/2038	5,000,000	4,300,000	4,284,778
Ballyrock CLO Ltd.	Series 2023-24A, Class D	(4) (5) (7)	SOFR + 837	12.67%	7/15/2036	3,350,000	3,327,637	3,357,538
Barings CLO Ltd.	Series 2025-1A, Class SUB	(4) (5) (7) (12)			4/20/2038	5,000,000	4,207,896	4,315,544
Barings Middle Market CLO Ltd.	Series 2023-IA, Class C	(4) (5) (7)	SOFR + 640	10.69%	1/20/2036	2,750,000	2,750,000	2,797,691
Battalion CLO Ltd.	Series 2017-11A, Class ER	(4) (5) (7) (13)	SOFR + 685	11.41%	4/24/2034	3,000,000	2,977,695	2,694,849
BCC Middle Market CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 665	10.94%	7/20/2035	3,350,000	3,350,000	3,388,887
Benefit Street Partners CLO Ltd.	Series 2016-10A, Class DRR	(4) (5) (7) (13)	SOFR + 675	11.30%	4/20/2034	3,500,000	3,448,715	3,494,838
Benefit Street Partners CLO Ltd.	Series 2023-32A, Class E	(4) (5) (7)	SOFR + 735	11.65%	10/25/2036	4,000,000	4,000,000	4,052,476
Benefit Street Partners CLO V-B Ltd.	Series 2018-5BA, Class ER	(4) (5) (7)	SOFR + 630	10.59%	7/20/2037	10,710,000	10,710,000	10,688,826
Benefit Street Partners CLO XXXIV Ltd.	Series 2024-34A, Class E	(4) (5) (7)	SOFR + 670	11.00%	7/25/2037	4,000,000	4,000,000	4,007,552
Benefit Street Partners CLO XXXVIII Ltd.	Series 2024-38A, Class SUB	(4) (5) (7) (12)			1/25/2038	5,000,000	4,567,767	4,528,221
Birch Grove CLO 11 Ltd.	Series 2024-11A, Class E	(4) (5) (7)	SOFR + 580	10.15%	1/22/2038	6,000,000	6,000,000	5,936,652
Birch Grove CLO 9 Ltd.	Series 2024-9A, Class E	(4) (5) (7)	SOFR + 625	10.88%	10/22/2037	2,500,000	2,500,000	2,489,710
Birch Grove CLO Ltd.	Series 19A, Class ERR	(4) (5) (7)	SOFR + 694	11.24%	7/17/2037	7,000,000	6,934,326	7,085,960
Birch Grove CLO Ltd.	Series 2023-6A, Class D	(4) (5) (7)	SOFR + 583	10.12%	7/20/2035	5,000,000	4,956,367	4,999,430
BlackRock European CLO DAC	Series 5X, Class SUB	(4) (5) (12) (16)			7/16/2031	€2,750,000	1,043,638	930,134
BlueMountain CLO Ltd.	Series 2019-24A, Class ER	(4) (5) (7) (13)	SOFR + 684	11.39%	4/20/2034	4,000,000	3,997,043	3,629,996
BlueMountain CLO Ltd.	Series 2021-31A, Class E	(4) (5) (7) (13)	SOFR + 653	11.08%	4/19/2034	735,000	648,082	697,397
BlueMountain CLO Ltd.	Series 2021-33A, Class SUB	(4) (5) (7) (12)			11/20/2034	5,900,000	4,228,448	2,786,578
BlueMountain CLO XXV Ltd.	Series 2019-25A, Class ERR	(4) (5) (7)	SOFR + 742	11.83%	1/15/2038	5,725,000	5,616,053	5,473,392
Brightwood Capital MM CLO Ltd.	Series 2023-1A, Class C	(4) (5) (7)	SOFR + 480	9.10%	10/15/2035	2,900,000	2,848,888	2,935,490
Bryant Park Funding Ltd.	Series 2024-25A, Class E	(4) (5) (7)	SOFR + 575	10.06%	1/18/2038	6,000,000	6,000,000	5,936,358
Bryant Park Funding Ltd.	Series 2023-21A, Class D	(4) (5) (7)	SOFR + 545	9.74%	10/18/2036	4,800,000	4,800,000	4,870,464
Buckhorn Park CLO Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			7/18/2034	14,400,000	9,500,475	8,022,540
CBAM 2017-3 Ltd.	Series 2017-3A, Class ER	(4) (5) (7) (13)	SOFR + 711	11.67%	7/17/2034	4,000,000	3,969,745	3,857,484

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Collateralized Loan Obligations (19.6% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
CBAM 2021-15 LLC	Series 2021-15A, Class SUB	(4) (5) (7) (12)			1/15/2036	17,405,353	9,833,386	7,273,227
Cedar Funding CLO Ltd.	Series 2016-6A, Class SUB	(4) (5) (7) (12)			4/20/2034	17,821,729	11,766,018	8,121,395
CIFC European Funding CLO IV DAC	Series 4X, Class E	(4) (5) (16)	EURIBOR + 597	8.71%	8/18/2035	€2,845,000	2,769,281	3,094,140
CIFC Funding Ltd.	Series 2015-4A, Class SUB	(4) (5) (7) (12)			4/20/2034	5,952,500	2,517,779	1,669,264
CIFC Funding Ltd.	Series 2017-5A, Class ER	(4) (5) (7)	SOFR + 615	10.45%	7/17/2037	4,750,000	4,750,000	4,749,506
CIFC Funding Ltd.	Series 2018-5A, Class ER	(4) (5) (7)	SOFR + 660	10.90%	7/15/2038	3,000,000	3,000,000	3,022,500
CIFC Funding Ltd.	Series 2019-2A, Class ER	(4) (5) (7) (13)	SOFR + 659	11.15%	4/17/2034	2,850,000	2,834,093	2,847,173
CIFC Funding Ltd.	Series 2021-3A, Class E1	(4) (5) (7) (13)	SOFR + 640	10.96%	7/15/2036	1,500,000	1,476,177	1,494,896
CIFC Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 715	11.45%	10/15/2037	6,000,000	6,000,000	6,078,096
CIFC Funding Ltd.	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 765	11.94%	1/20/2037	7,000,000	7,000,000	6,990,928
CIFC Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 640	10.69%	4/22/2037	5,650,000	5,650,000	5,698,053
Crown Point CLO Ltd.	Series 2021-10A, Class E	(4) (5) (7) (13)	SOFR + 685	11.40%	7/20/2034	3,000,000	2,931,842	2,904,585
Crown Point CLO Ltd.	Series 2019-8A, Class ER	(4) (5) (7) (13)	SOFR + 713	11.68%	10/20/2034	3,462,500	3,056,613	3,437,141
CVC Cordatus Loan Fund XXII DAC	Series 22X, Class E	(4) (5) (16)	EURIBOR + 616	8.66%	12/15/2034	€1,550,000	1,546,685	1,682,853
CVC Cordatus Loan Fund XXVI DAC	Series 26A, Class ER	(4) (5) (7)	EURIBOR + 575	8.54%	1/15/2038	€4,840,000	5,065,787	5,116,030
CVC Cordatus Loan Fund XXVII DAC	Series 27A, Class E	(4) (5) (7)	EURIBOR + 835	11.14%	4/15/2035	€2,125,000	2,220,200	2,319,995
Danby Park CLO Ltd.	Series 2022-1A, Class M1	(4) (5) (7) (12)			10/21/2035	7,190,750	—	118,273
Danby Park CLO Ltd.	Series 2022-1A, Class M2	(4) (5) (7) (12)			10/21/2035	7,190,750	—	275,965
Danby Park CLO Ltd.	Series 2022-1A, Class SUB	(4) (5) (7) (12)			10/21/2035	7,190,750	4,306,748	5,902,002
Davis Park CLO Ltd.	Series 2022-1A, Class E	(4) (5) (7)	SOFR + 695	11.24%	4/20/2035	5,000,000	5,000,000	5,004,265
Dryden Senior Loan Fund CLO Ltd.	Series 2021-95A, Class SUB	(4) (5) (7) (12)			8/20/2034	4,915,323	3,447,552	1,882,183
Elevation CLO Ltd.	Series 2021-13A, Class E	(4) (5) (7) (13)	SOFR + 695	11.51%	7/15/2034	3,000,000	2,954,837	2,695,209
Elmwood CLO 22 Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	SOFR + 480	9.08%	4/17/2038	5,000,000	5,000,000	4,989,245
Elmwood CLO I Ltd.	Series 2019-1A, Class ERR	(4) (5) (7)	SOFR + 640	10.69%	4/20/2037	3,637,500	3,624,049	3,650,184
Elmwood CLO II Ltd.	Series 2019-2A, Class ERR	(4) (5) (7)	SOFR + 575	10.04%	10/20/2037	6,500,000	6,500,000	6,502,516
Empower CLO 2022-1 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 590	10.19%	10/20/2037	3,000,000	3,000,000	2,971,065
Empower CLO 2024-1 Ltd.	Series 2024-1A, Class D1	(4) (5) (7)	SOFR + 375	8.05%	4/25/2037	14,000,000	14,000,000	14,069,930
Empower CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 822	12.52%	4/25/2036	2,470,000	2,453,612	2,470,309
Empower CLO Ltd.	Series 2023-2A, Class D	(4) (5) (7)	SOFR + 540	9.70%	7/15/2036	2,000,000	2,000,000	2,011,954
Generate CLO 18 Ltd.	Series 2024-18A, Class E	(4) (5) (7)	SOFR + 600	10.47%	1/20/2038	3,060,000	3,060,000	3,054,841
Generate CLO 5 Ltd.	Series 5A, Class D2R	(4) (5) (7)	SOFR + 510	9.39%	7/22/2037	6,750,000	6,750,000	6,806,828
Generate CLO 7 Ltd.	Series 7A, Class ER	(4) (5) (7)	SOFR + 694	11.23%	4/22/2037	6,540,000	6,485,950	6,519,549
Generate CLO 8 Ltd.	Series 8A, Class ER2	(4) (5) (7)	SOFR + 635	10.64%	1/20/2038	2,820,000	2,820,000	2,812,507
Glenbrook Park CLO DAC	Series 1A, Class E	(4) (5) (7)	EURIBOR + 758	10.32%	7/21/2036	€2,750,000	2,796,842	2,990,848
Golub Capital Partners CLO Ltd.	Series 2019-43A, Class ER	(4) (5) (7)	SOFR + 575	10.04%	10/20/2037	6,750,000	6,750,000	6,682,905
Golub Capital Partners CLO Ltd.	Series 2021-53A, Class ER	(4) (5) (7)	SOFR + 470	9.01%	7/20/2034	4,000,000	4,000,000	3,939,228
Golub Capital Partners CLO Ltd.	Series 2023-68A, Class D	(4) (5) (7)	SOFR + 545	9.75%	7/25/2036	6,750,000	6,750,000	6,798,823
Golub Capital Partners CLO Ltd.	Series 2021-54A, Class D	(4) (5) (7) (13)	SOFR + 385	8.41%	8/5/2033	3,750,000	3,594,923	3,733,613

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Collateralized Loan Obligations (19.6% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Golub Capital Partners CLO Ltd.	Series 2013-16A, Class DR2	(4) (5) (7) (13)	SOFR + 400	8.56%	7/25/2033	2,000,000	1,937,927	1,996,766
Golub Capital Partners CLO Ltd.	Series 2019-42RA, Class DR	(4) (5) (7)	SOFR + 610	10.40%	1/20/2036	4,800,000	4,800,000	4,940,021
Golub Capital Partners CLO Ltd.	Series 2024-71A, Class D	(4) (5) (7)	SOFR + 510	9.40%	2/9/2037	7,500,000	7,500,000	7,582,448
Halseypoint CLO Ltd.	Series 2023-7A, Class D	(4) (5) (7)	SOFR + 584	10.13%	7/20/2036	3,100,000	3,072,551	3,121,164
Harvest Clo XXIX DAC	Series 29X, Class ER	(4) (5) (16)	EURIBOR + 627	9.06%	7/15/2037	€5,000,000	5,315,437	5,438,045
HPS Loan Management Ltd.	Series 2023-18A, Class D	(4) (5) (7)	SOFR + 575	10.04%	7/20/2036	3,750,000	3,750,000	3,807,195
HPS Private Credit CLO 2023-1 LLC	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 675	11.05%	7/15/2035	6,000,000	6,000,000	6,067,734
Invesco CLO 2021-1 Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 646	11.02%	4/15/2034	3,075,000	2,958,976	3,038,152
Invesco CLO Ltd.	Series 2023-3A, Class D	(4) (5) (7)	SOFR + 540	9.70%	7/15/2036	3,900,000	3,900,000	3,950,450
Invesco CLO Ltd.	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 816	12.46%	7/15/2036	3,000,000	2,946,194	3,043,398
Invesco U.S. CLO 2024-1 Ltd.	Series 2024-1RA, Class D2R	(4) (5) (7)	SOFR + 550	9.80%	4/15/2037	10,000,000	10,000,000	10,167,090
Ivy Hill Middle Market Credit Fund XXI Ltd.	Series 21A, Class D	(4) (5) (7)	SOFR + 640	10.69%	7/18/2035	2,000,000	2,000,000	2,024,072
Ivy Hill Middle Market Credit Fund XXII Ltd.	Series 2024-22A, Class D	(4) (5) (7)	SOFR + 505	9.34%	4/20/2036	2,500,000	2,500,000	2,550,840
KKR CLO 46 Ltd.	Series 2023-46A, Class ER	(4) (5) (7)	SOFR + 700	11.29%	10/20/2037	2,080,000	2,080,000	2,086,702
KKR CLO 54 Ltd.	Series 2024-54A, Class E	(4) (5) (7)	SOFR + 580	10.12%	1/15/2038	6,100,000	6,100,000	6,070,409
KKR Financial CLO Ltd.	Series 10, Class ER	(4) (5) (7) (13)	SOFR + 650	11.06%	9/15/2029	3,000,000	2,976,909	3,023,499
KKR Financial CLO Ltd.	Series 2021-36A, Class SUB	(4) (5) (7) (12)			10/15/2034	8,600,000	5,725,128	4,209,615
KKR Financial CLO Ltd.	Series 2023-52A, Class E	(4) (5) (7)	SOFR + 881	13.12%	7/16/2036	1,000,000	977,620	1,005,384
KKR Financial CLO Ltd.	Series 28A, Class ER	(4) (5) (7)	SOFR + 740	11.71%	2/9/2035	6,800,000	6,769,374	6,789,249
KKR Financial CLO Ltd.	Series 44A, Class D	(4) (5) (7)	SOFR + 500	9.29%	1/20/2036	5,000,000	5,000,000	5,047,570
Logan CLO I Ltd.	Series 2024-5A, Class D2R	(4) (5) (7)	SOFR + 460	8.89%	4/20/2037	3,750,000	3,750,000	3,780,424
Madison Park Euro Funding IX DAC	Series 9X, Class ER	(4) (5) (16)	EURIBOR + 611	8.90%	7/15/2035	€5,725,000	5,557,780	6,138,292
Madison Park Funding LIV Ltd.	Series 2022-54A, Class ER	(4) (5) (7)	SOFR + 650	10.79%	10/21/2037	750,000	750,000	750,648
Madison Park Funding Ltd.	Series 2023-63A, Class D	(4) (5) (7)	SOFR + 550	9.79%	4/21/2035	3,500,000	3,500,000	3,501,225
Madison Park Funding Ltd.	Series 2023-63A, Class E	(4) (5) (7)	SOFR + 857	12.86%	4/21/2035	6,000,000	5,869,075	6,000,714
Madison Park Funding LV Ltd.	Series 2022-55A, Class ER	(4) (5) (7)	SOFR + 600	10.29%	7/18/2037	5,500,000	5,500,000	5,478,726
Madison Park Funding LVIII Ltd.	Series 2024-58A, Class E	(4) (5) (7)	SOFR + 665	10.95%	4/25/2037	6,000,000	6,000,000	6,043,866
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class DR	(4) (5) (7)	SOFR + 390	8.19%	4/19/2037	5,000,000	5,000,000	5,037,635
Madison Park Funding XLVII Ltd.	Series 2020-47A, Class ER	(4) (5) (7)	SOFR + 665	10.94%	4/19/2037	5,000,000	5,000,000	4,990,315
Madison Park Funding XXXII Ltd.	Series 2018-32A, Class ER2	(4) (5) (7)	SOFR + 640	10.69%	7/22/2037	1,800,000	1,800,000	1,796,429
Magnetite XVII Ltd.	Series 2016-17A, Class ER2	(4) (5) (7)	SOFR + 650	10.79%	4/20/2037	6,400,000	6,400,000	6,399,174
Marble Point CLO XX Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 711	11.66%	4/23/2034	2,500,000	2,481,339	2,399,480
Marble Point CLO XXI Ltd.	Series 2021-3A, Class E	(4) (5) (7) (13)	SOFR + 720	11.76%	10/17/2034	4,000,000	3,938,170	3,893,704
MidOcean Credit CLO XIII Ltd.	Series 2023-13A, Class D	(4) (5) (7)	SOFR + 509	9.38%	1/21/2037	3,850,000	3,814,915	3,884,885
MidOcean Credit CLO XIV Ltd.	Series 2024-14A, Class SUB	(4) (5) (7) (12)			4/15/2037	3,375,000	2,225,171	1,961,202
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.	Series 2023-1A, Class D1	(4) (5) (7)	SOFR + 500	9.30%	10/25/2036	3,850,000	3,814,938	3,910,992
Oaktree CLO 2019-2 Ltd.	Series 2019-2A, Class DR	(4) (5) (7)	SOFR + 719	11.49%	10/15/2037	4,550,000	4,506,494	4,301,338

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Collateralized Loan Obligations (19.6% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Oaktree CLO 2021-1 Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 610	10.40%	1/15/2038	5,750,000	5,750,000	5,694,564
OCP CLO Ltd.	Series 2016-12A, Class E1R3	(4) (5) (7)	SOFR + 600	10.29%	10/18/2037	2,750,000	2,750,000	2,750,030
OCP CLO Ltd.	Series 2023-28A, Class D	(4) (5) (7)	SOFR + 535	9.66%	7/16/2036	5,062,500	5,062,500	5,112,391
Octagon 58 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 625	10.53%	4/15/2038	9,500,000	9,500,000	9,479,461
Octagon 62 Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 640	10.69%	1/23/2038	2,000,000	2,000,000	1,994,676
Octagon 70 Alto Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 409	8.38%	10/20/2036	4,850,000	4,719,697	4,891,657
Octagon 70 Alto Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 666	10.95%	10/20/2036	1,575,000	1,503,683	1,571,129
Octagon Investment Partners 40 Ltd.	Series 2019-1A, Class SUB	(4) (5) (7) (12)			1/20/2035	22,500,000	11,992,856	6,017,444
Octagon Investment Partners 44 Ltd.	Series 2019-1A, Class ER	(4) (5) (7) (13)	SOFR + 675	11.31%	10/15/2034	6,425,000	6,336,274	5,983,834
Octagon Investment Partners 58 Ltd.	Series 2022-1A, Class E	(4) (5) (7)	SOFR + 720	11.50%	7/15/2037	9,500,000	9,500,000	9,500,000
OFSI BSL XIV CLO Ltd.	Series 2024-14A, Class E	(4) (5) (7)	SOFR + 774	12.03%	7/20/2037	2,000,000	1,942,628	1,968,534
OHA Credit Funding 15 Ltd.	Series 2023-15A, Class E	(4) (5) (7)	SOFR + 800	12.29%	4/20/2035	2,450,000	2,450,000	2,458,070
OHA Credit Funding 16 Ltd.	Series 2023-16A, Class E	(4) (5) (7)	SOFR + 675	11.04%	10/20/2036	8,000,000	8,000,000	7,989,680
Palmer Square CLO 2018-1 Ltd.	Series 2018-1A, Class DR	(4) (5) (7)	SOFR + 694	11.23%	4/18/2037	3,300,000	3,316,913	3,293,714
Palmer Square CLO 2018-2 Ltd.	Series 2018-2A, Class DR	(4) (5) (7)	SOFR + 700	11.31%	4/16/2037	8,170,000	8,172,319	8,149,665
Palmer Square CLO 2022-1 Ltd.	Series 2022-1A, Class E	(4) (5) (7)	SOFR + 635	10.64%	4/20/2035	2,000,000	1,997,744	1,996,702
Palmer Square CLO 2022-4 Ltd.	Series 2022-4A, Class ER	(4) (5) (7)	SOFR + 550	9.79%	10/20/2037	2,666,667	2,666,667	2,668,606
Palmer Square CLO 2024-2 Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	5,000,000	4,441,966	4,058,830
Palmer Square CLO Ltd.	Series 2023-2A, Class E	(4) (5) (7)	SOFR + 824	12.53%	4/20/2036	2,820,000	2,782,174	2,820,355
Palmer Square CLO Ltd.	Series 2023-3A, Class E	(4) (5) (7)	SOFR + 783	12.12%	1/20/2037	3,500,000	3,467,839	3,552,955
Palmer Square European CLO Ltd.	Series 2023-1A, Class ER	(4) (5) (7)	EURIBOR + 570	8.49%	1/15/2038	€8,000,000	8,452,398	8,481,066
PennantPark CLO II Ltd.	Series 2020-2A, Class DR	(4) (5) (7)	SOFR + 495	9.25%	4/15/2036	5,000,000	5,000,000	5,000,855
Providus CLO DAC	Series 7A, Class ER	(4) (5) (7)	EURIBOR + 642	9.21%	7/15/2038	€2,250,000	2,398,255	2,442,245
RAD CLO 17 Ltd.	Series 2022-17A, Class ER	(4) (5) (7)	SOFR + 625	10.54%	1/20/2038	4,000,000	4,000,000	3,971,684
Reese Park CLO Ltd.	Series 2020-1A, Class ERR	(4) (5) (7)	SOFR + 600	10.30%	1/15/2038	3,560,000	3,560,000	3,552,827
Regatta 30 Funding Ltd.	Series 2024-4A, Class E	(4) (5) (7)	SOFR + 540	9.71%	1/25/2038	2,560,000	2,560,000	2,547,581
Regatta VI Funding Ltd.	Series 2016-1A, Class ER2	(4) (5) (7) (13)	SOFR + 675	11.30%	4/20/2034	2,500,000	2,316,589	2,501,388
Regatta VIII Funding Ltd.	Series 2017-1A, Class ER	(4) (5) (7)	SOFR + 700	11.30%	4/17/2037	5,560,000	5,560,000	5,549,414
Regatta XXIII Funding Ltd.	Series 2021-4A, Class E	(4) (5) (7) (13)	SOFR+ 670	11.16%	1/20/2035	5,000,000	4,836,813	5,003,985
Regatta XXV Funding Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 841	12.71%	7/15/2036	4,250,000	4,174,203	4,267,995
Regatta XXVI Funding Ltd.	Series 2023-2A, Class E	(4) (5) (7)	SOFR + 790	12.20%	1/25/2037	6,000,000	5,889,467	6,093,612
Regatta XXVIII Funding Ltd.	Series 2024-2A, Class E	(4) (5) (7)	SOFR + 685	11.15%	4/25/2037	5,000,000	5,000,000	5,011,005
Rockford Tower CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 532	9.61%	1/20/2036	4,300,000	4,261,327	4,333,213
RR Ltd.	Series 2022-24A, Class DR2	(4) (5) (7)	SOFR + 550	9.81%	1/15/2037	4,760,000	4,760,000	4,787,955
Silver Point CLO 7 Ltd.	Series 2024-7A, Class E	(4) (5) (7)	SOFR + 575	10.03%	1/15/2038	3,600,000	3,600,000	3,562,808
Silver Point CLO, Ltd.	Series 2023-2A, Class E	(4) (5) (7)	SOFR + 899	13.28%	4/20/2035	1,150,000	1,109,672	1,150,120
Sixth Street CLO IX Ltd.	Series 2017-9A, Class ER	(4) (5) (7)	SOFR + 625	10.54%	7/31/2037	6,250,000	6,250,000	6,259,200
Sixth Street CLO XV Ltd.	Series 2020-15A, Class ER	(4) (5) (7)	SOFR + 605	10.35%	10/24/2027	5,000,000	5,000,000	4,993,025

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Collateralized Loan Obligations (19.6% of Net Assets)		Footnotes	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Sixth Street CLO XXIII Ltd.	Series 2023-23A, Class E	(4) (5) (7)	SOFR + 705	11.34%	10/23/2036	4,000,000	4,000,000	4,081,512
Sixth Street CLO XXV Ltd.	Series 2024-25A, Class SUB	(4) (5) (7) (12)			7/24/2037	15,000,000	12,316,027	11,445,804
Sound Point CLO 35 Ltd.	Series 2022-35A, Class ER	(4) (5) (7)	SOFR + 580	10.12%	4/26/2038	1,670,000	1,670,000	1,657,914
Sound Point CLO Ltd.	Series 2023-36A, Class D	(4) (5) (7)	SOFR + 570	10.00%	7/26/2036	3,000,000	3,000,000	3,016,368
Sound Point CLO Ltd.	Series 2023-37A, Class D	(4) (5) (7)	SOFR + 555	9.84%	1/29/2037	4,800,000	4,800,000	4,844,088
Sound Point CLO Ltd.	Series 2019-2A, Class ER	(4) (5) (7) (13)	SOFR + 647	11.03%	7/15/2034	3,000,000	2,955,206	2,510,859
Sound Point CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 685	11.41%	4/25/2034	4,000,000	3,940,318	3,599,276
Symphony CLO Ltd.	Series 2021-25A, Class E	(4) (5) (7) (13)	SOFR + 650	11.05%	4/19/2034	3,458,334	3,113,752	3,250,097
Symphony CLO Ltd.	Series 2021-26A, Class ER	(4) (5) (7) (13)	SOFR + 750	12.05%	4/20/2033	3,500,000	3,500,000	3,336,267
Symphony CLO XXXIII Ltd.	Series 2022-33A, Class E1R	(4) (5) (7)	SOFR + 535	9.63%	1/24/2038	5,000,000	5,000,000	4,874,900
TICP CLO XI Ltd.	Series 2018-11A, Class ER	(4) (5) (7)	SOFR + 670	11.00%	4/25/2037	4,700,000	4,700,000	4,754,332
TICP CLO XII Ltd.	Series 2018-12A, Class ER	(4) (5) (7) (13)	SOFR + 625	10.81%	7/15/2034	987,500	987,775	977,843
Trimaran CAVU Ltd.	Series 2022-1A, Class ER	(4) (5) (7)	SOFR + 692	11.21%	10/22/2037	6,250,000	6,219,914	6,322,813
Trinitas CLO Ltd.	Series 2023-23A, Class D	(4) (5) (7)	SOFR + 535	9.64%	10/20/2036	2,000,000	2,000,000	2,028,912
Twin Brook CLO LLC	Series 2024-1A, Class D	(4) (5) (7)	SOFR + 495	9.24%	7/20/2036	6,500,000	6,500,000	6,444,698
Venture CLO Ltd.	Series 2022-45A, Class E	(4) (5) (7)	SOFR + 770	11.99%	7/20/2035	10,000,000	9,793,514	8,401,000
Voya CLO 2021-2 Ltd.	Series 2021-2A, Class ER	(4) (5) (7)	SOFR + 485	9.15%	4/20/2038	1,000,000	1,000,000	972,985
Voya CLO Ltd.	Series 2024-2A, Class SUB	(4) (5) (7) (12)			7/20/2037	10,650,000	9,349,790	8,126,570
Voya CLO Ltd.	Series 2020-3A, Class SUB	(4) (5) (7) (12)			10/20/2031	7,900,000	5,198,555	4,931,521
Voya CLO Ltd.	Series 2024-4A, Class ER	(4) (5) (7)	SOFR + 670	10.99%	4/30/2037	3,105,000	3,105,000	3,102,721
Voya Euro CLO V DAC	Series 5X, Class E	(4) (5) (16)	EURIBOR + 581	8.60%	4/15/2035	€1,416,000	1,374,728	1,531,289
Voya Euro CLO VI DAC	Series 6A, Class ER	(4) (5) (7)	EURIBOR + 679	9.58%	4/15/2038	€2,500,000	2,676,153	2,734,458
Voya Euro CLO VIII DAC	Series 8X, Class E	(4) (5) (16)	EURIBOR + 585	8.64%	1/15/2039	€7,970,000	8,442,080	8,547,050
Wellfleet CLO Ltd.	Series 2021-1A, Class E	(4) (5) (7) (13)	SOFR + 661	11.16%	4/20/2034	5,000,000	4,946,351	4,480,130
Wellfleet CLO Ltd.	Series 2021-2A, Class E	(4) (5) (7) (13)	SOFR + 696	11.52%	7/15/2034	6,875,000	6,768,954	6,173,090
Wellington Management CLO 1 Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 485	9.14%	10/20/2036	3,150,000	3,150,000	3,188,370
Wellman Park CLO Ltd.	Series 2021-1A, Class ER	(4) (5) (7)	SOFR + 630	10.60%	7/15/2037	6,000,000	6,000,000	5,988,258
Wind River CLO Ltd.	Series 2019-3A, Class SUB	(4) (5) (7) (12)			4/15/2031	17,900,000	8,997,804	2,197,315
Wind River CLO Ltd.	Series 2021-4A, Class SUB	(4) (5) (7) (12)			1/20/2035	4,814,180	2,961,477	183,953
Wind River CLO Ltd.	Series 2023-1A, Class D	(4) (5) (7)	SOFR + 633	10.63%	4/25/2036	5,500,000	5,451,749	5,499,252
Wind River CLO Ltd.	Series 2023-1A, Class E	(4) (5) (7)	SOFR + 852	12.82%	4/25/2036	1,150,000	1,109,115	1,150,132
Collateralized Loan Obligations Total							$881,212,390	$847,199,660

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Asset-Backed Securities (6.1% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Adams Outdoor Advertising LP	Series 2023-1, Class C	(5) (7)	Media: Advertising, Printing & Publishing	11.71%	11.71%	7/15/2053	$10,000,000	9,999,912	10,697,310
Affirm Asset Securitization Trust 2024-X1	Series 2024-X1, Class CERT	(4) (5) (7) (19)	Diversified Investment Vehicles			5/15/2029	108,854	1,794,495	2,301,069
Craft Ltd.	Series 2023-IA, Class CLN	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 1175	16.07%	11/28/2032	2,000,000	2,000,000	2,105,000
CSS HIL 2024-1 Trust	Class A	(5)	Diversified Investment Vehicles	7.00%	7.00%	4/20/2050	18,821,003	18,716,001	19,028,889
CSS HIL 2024-1 Trust	Class B	(5)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	2,804,000	2,735,448	2,846,871
CSS HIL 2024-1 Trust	Class C	(5)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	5,318,000	4,855,632	5,181,272
CSS HIL 2024-1 Trust	Class D	(5)	Diversified Investment Vehicles	7.75%	7.75%	4/20/2050	1,741,000	1,320,671	1,473,185
CSS HIL 2024-1 Trust	Class E	(4) (5) (19)	Diversified Investment Vehicles			4/20/2050	2,759,011	2,939,738	2,384,603
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 2	(4) (5) (19)	Diversified Investment Vehicles				15,238,000	9,720,559	9,688,321
CSS PL 2023-1 Trust	Series 2023-1, Class SUBI 1	(4) (5) (19)	Diversified Investment Vehicles				9,531,000	4,370,984	4,041,144
L Catterton Direct Lending Fund Rated Feeder LP	Class A	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 325	7.49%	1/15/2028	3,056,630	3,056,630	3,056,630
L Catterton Direct Lending Fund Rated Feeder LP	Class B	(4) (5) (6) (7)	Diversified Investment Vehicles	SOFR + 500	9.24%	1/15/2028	1,673,869	1,673,869	1,673,869
L Catterton Direct Lending Fund Rated Feeder LP	Class C	(4) (5) (6)	Diversified Investment Vehicles	SOFR + 800	12.24%	1/15/2028	946,100	946,100	946,100
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class B	(5) (7)	Diversified Investment Vehicles	8.46%	8.46%	2/20/2029	15,572,000	15,570,230	15,770,348
Mercury Financial Credit Card Master Trust	Series 2024-IA, Class D	(5) (7)	Diversified Investment Vehicles	14.80%	14.80%	2/20/2029	14,428,000	14,426,463	14,493,714
MNR ABS Issuer I, LLC	Series 2023-1, Class A-1	(5) (7)	Energy: Oil & Gas	8.12%	8.12%	12/15/2038	6,992,604	6,992,604	7,097,493
MNR ABS Issuer I, LLC	Series 2023-1, Class A-2	(5) (7)	Energy: Oil & Gas	8.95%	8.95%	12/15/2038	8,747,274	8,747,274	8,965,956
MNR ABS Issuer I, LLC	Series 2023-1, Class B	(5) (7)	Energy: Oil & Gas	12.44%	12.44%	12/15/2038	7,347,198	7,347,198	7,439,038
Monroe Capital CFO I Ltd.	Class A	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 425	8.63%	5/15/2039	48,020,000	48,020,000	48,380,150
SMB Private Education Loan Trust 2024-A	Series 2024-A, Class R	(4) (5) (7) (19)	Diversified Investment Vehicles			3/15/2056	52,100	49,278,430	39,505,664
SoFi Consumer Loan Program 2025-1 Trust	Series 2025-1, Class R1	(4) (5) (7) (19)	Diversified Investment Vehicles			2/27/2034	124,180	10,417,467	10,206,795
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class BR	(5) (7)	Software	7.06%	7.06%	11/22/2033	5,512,473	5,511,517	5,507,953
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class CR	(5) (7)	Software	8.41%	8.41%	11/22/2033	5,458,585	5,458,238	5,454,109
Thoma Bravo Credit Asset Funding ABS, LLC	Series 2023-1A, Class DR	(5) (7)	Software	10.51%	10.51%	11/22/2033	3,537,291	3,537,183	3,532,940
VCP RRL ABS III LLC	Series 2024-1A, Class B	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 320	7.52%	4/20/2034	7,150,000	7,150,000	7,169,498
VCP RRL ABS III LLC	Series 2024-1A, Class C	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 550	9.82%	4/20/2034	16,100,000	16,100,000	16,233,276
VCP RRL ABS III LLC	Series 2024-1A, Class D	(4) (5) (7)	Diversified Investment Vehicles	SOFR + 700	11.32%	4/20/2034	8,900,000	8,900,000	8,836,410
Asset-Backed Securities Total								$271,586,643	$264,017,607

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Common Stock (1.9% of Net Assets)	Footnotes	Industry	Acquisition Date	Units / Shares	Cost	Fair Value
48forty Intermediate Holdings, Inc.	(5) (9) (10)	Transportation	11/5/2024	3,244	$—	$—
Aimbridge Acquisition Co., Inc.	(3) (5) (9) (10)	Hotels, Restaurants & Leisure	3/11/2025	4,280	210,676	206,724
Apex Group Ltd.	(3) (5) (9) (10)	Financial Services	5/11/2022	163	250,000	382,891
Buckeye Group Holdings, L.P.	(5) (9) (10)	Automotives	12/31/2024	9,427,083	—	—
Buckeye Group Holdings, L.P.	(5) (9) (10)	Automotives	12/31/2024	5,123,437	—	—
Cobham Ultra 1 CY S.C.A.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	3,263,608	32,636	58,419
Cobham Ultra S.a.r.l.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/29/2022	7,695	9,376	17,892
Cordstrap Holding B.V.	(3) (5) (9)	Transportation	5/12/2022	424,234	440,079	3,224,830
CSS PL 2024-1 Trust	(4) (5) (10)	Diversified Investment Vehicles	2/28/2025	1,129,876	119,778	1,129,876
Dwyer Instruments, Inc.	(5) (9) (10)	Electronic Equipment, Instruments & Components	7/21/2021	5,454	51,950	96,435
KRE HYOD Owner, LLC	(5) (9) (10)	Real Estate Management & Development	9/22/2021	124,276	126,821	124,276
Material Holdings, LLC	(3) (5) (9) (10)	Professional Services	6/14/2024	2,877	—	—
NearU Holdings LLC	(5) (9) (10)	Consumer Services	8/4/2022	9,881	988,143	254,200
Primetech Holdco S.a.r.l.	(5) (9) (10)	Insurance	7/28/2022	330	1,957,394	2,036,019
PXO Holdings I Corp.	(5) (9) (10)	Chemicals, Plastics & Rubber	3/8/2022	5,232	523,244	523,807
Santiago Holdings, LP	(4) (5) (6) (10)	Diversified Investment Vehicles	9/6/2024	74,819,060	67,537,629	70,244,060
Sinch AB	(9)	High Tech Industries	2/25/2022	5,304	—	11,028
Tank Holding Corp.	(5) (9) (10)	Capital Equipment	3/26/2019	200,000	—	644,528
Tufin Software North America, Inc.	(5) (9) (10)	Software	8/25/2022	678,938	970,874	1,303,103
Wineshipping.com, LLC	(5) (9) (10)	Beverage, Food & Tobacco	10/29/2021	702	54,701	—
WP Summit Co-Invest, L.P.	(5) (9) (10)	Insurance	4/27/2023	151,515	123,390	233,333
Common Stock Total					$73,396,691	$80,491,421

Investments—Corporate Bonds (6.7% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Secured (5.0% of Net Assets)
Air Canada Pass Through Trust	(2) (3) (7)	Aerospace & Defense	9.00%	9.00%	10/1/2025	$480,266	$480,266	$487,586
Athena S.p.A.	(5)	Entertainment	8.00%	8.00%	4/12/2027	€23,871,003	25,098,972	25,811,708
Birsa S.p.A.	(4) (5) (6)	Health Care Providers & Services	EURIBOR + 600	8.36%	6/30/2031	€7,930,818	7,993,169	8,129,660
British Airways Pass Through Trust	(2) (3) (7)	Aerospace & Defense	8.38%	8.38%	11/15/2028	307,860	307,860	320,174
Cartiere Villa Lagarina S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.69%	12/22/2025	€2,812,626	3,362,862	2,318,985
Cartitalia S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	13.69%	12/22/2025	€2,278,076	2,717,784	1,878,253
Cloud Software Group, Inc.	(7)	Software	9.00%	9.00%	9/30/2029	11,329,000	9,469,912	11,300,678
Cobham Ultra PIKCo S.a.r.l.	(3) (4) (5) (8) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 9.00% PIK	13.35%	8/4/2031	15,073,600	14,870,646	15,148,968
Cobham Ultra Sunco S.a.r.l.	(2) (3) (4) (5) (13) (14)	Electronic Equipment, Instruments & Components	SOFR + 725	11.60%	8/4/2030	23,131,000	22,718,028	23,188,828
Cornerstone Building Brands, Inc.	(3) (7)	Building Products	9.50%	9.50%	8/15/2029	4,000,000	4,000,000	3,327,560

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Corporate Bonds (6.7% of Net Assets)	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Par / Principal Amount *	Amortized Cost	Fair Value
Fideicomiso Fiduoccidente - Acciones TCBuen	(5)	Real Estate Management & Development	9.45%	9.45%	12/30/2029	11,000,000	10,923,397	11,055,000
GasLog Ltd.	(2) (3) (5)	Energy: Oil & Gas	7.75%	7.75%	3/21/2029	12,444,615	12,388,331	12,537,950
GPC CAR Issuer, LLC	(5) (6)	Independent Power and Renewable Electricity Producers	9.75%	9.75%	12/31/2031	8,640,050	8,106,141	8,080,300
GREC II CWF LLC	(3) (5)	Independent Power and Renewable Electricity Producers	8.25%	8.25%	7/24/2028	8,820,000	8,741,738	8,731,800
Helios Software Holdings, Inc.	(7)	Financial Services	8.75%	8.75%	5/1/2029	5,000,000	5,000,000	4,975,000
ION Trading Technologies S.a.r.l.	(3) (7)	Capital Markets	9.50%	9.50%	5/30/2029	10,000,000	10,000,000	10,050,000
ION Trading Technologies S.a.r.l.	(2) (3) (7)	Capital Markets	5.75%	5.75%	5/15/2028	3,000,000	2,618,345	2,804,813
NPA 2023 Holdco, LLC	(3) (5)	Independent Power and Renewable Electricity Producers	8.75%	8.75%	10/10/2028	58,580,909	57,992,858	59,313,170
Rackspace Technology Global, Inc.	(2) (3) (7)	Software	5.38%	5.38%	12/1/2028	2,000,000	1,796,842	541,200
Tolentino S.p.A.	(4) (5) (8) (15)	Containers, Packaging & Glass	EURIBOR + 600, 5.50% PIK	14.16%	12/22/2025	€1,054,735	1,261,073	869,619
Zayo Group Holdings, Inc.	(2) (3) (7)	Telecommunications	4.00%	4.00%	3/1/2027	5,000,000	4,518,539	4,551,500
Secured Total							$214,366,763	$215,422,752

Unsecured (1.7% of Net Assets)
Aretec Group, Inc.	(2) (3) (7)	Capital Markets	7.50%	7.50%	4/1/2029	$9,140,000	$9,215,859	$8,924,349
Covanta Holding Corp.	(2) (3) (7)	Environmental Industries	4.88%	4.88%	12/1/2029	3,000,000	2,700,321	2,787,913
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	11/15/2028	16,800,000	16,800,000	17,262,000
Monroe Capital Income Plus Corporation	(5)	Diversified Investment Vehicles	9.42%	9.42%	12/13/2028	15,700,000	15,700,000	16,131,750
Onepoint SAS	(4) (5) (6) (8)	IT Services	EURIBOR + 9.00% PIK	11.36%	11/3/2031	€26,793,620	28,247,901	28,684,608
Unsecured Total							$72,664,081	$73,790,620
Corporate Bonds Total							$287,030,844	$289,213,372

Investments—Preferred Stock (5.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
Apex Group Ltd.	Series A5	(3) (5) (8)	Financial Services	13.00% PIK	13.00%	1/29/2021	6,332	$7,165,118	$6,847,104
Apex Group Ltd.	Series A3	(3) (5) (8)	Financial Services	13.00% PIK	13.00%	1/29/2021	811	924,590	876,434
Apex Group Ltd.	Series A1	(3) (5) (8)	Financial Services	13.00% PIK	13.00%	1/29/2021	1,801	2,056,297	1,947,796
Apex Group Ltd.	Series A15	(5) (8)	Financial Services	13.00% PIK	13.00%	4/25/2022	18,301,548	17,955,334	18,301,548
Apex Group Ltd.	Series A16	(3) (5) (8)	Financial Services	13.00% PIK	13.00%	7/19/2024	8,406,697	8,196,953	8,406,697
Arrowhead GS Holdings, Inc.	Series A	(4) (5) (8) (14) (15)	Trading Companies & Distributors	SOFR + 10.75% PIK	15.03%	10/19/2022	9,629	9,457,696	5,295,813
Blackbird Purchaser, Inc.		(5) (8)	Capital Equipment	12.50% PIK	12.50%	12/14/2021	19,313	19,056,952	19,081,193
Buckeye Group Holdings, L.P.	Class A-2	(5) (9)	Automotives			12/31/2024	5,123,437	1,522,833	1,522,834
Cordstrap Holding B.V.		(3) (4) (5) (8)	Transportation	EURIBOR + 9.61% PIK	12.39%	5/12/2022	3,449,920	3,606,705	3,907,591
Drilling Info Holdings, Inc.	Series B	(5) (8)	Software	13.50% PIK	13.50%	2/11/2020	704,060	1,382,362	1,390,165

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Investments—Preferred Stock (5.9% of Net Assets)		Footnotes	Industry	Reference Rate & Spread	Interest Rate	Acquisition Date	Units / Shares	Cost	Fair Value
HIG Intermediate, Inc.	Series A	(5) (8)	Insurance	11.00% PIK	11.00%	12/10/2024	34,322	33,807,203	33,843,492
Integrity Marketing Acquisition, LLC		(5) (8)	Financial Services	10.50% PIK	10.50%	12/21/2021	10,531,519	10,381,519	10,235,120
NearU Holdings LLC	Series C	(5) (8)	Consumer Services	20.00% PIK	20.00%	8/9/2024	532	54,028	59,828
NEFCO Holding Company, LLC	Series A2	(5) (8)	Building Products	8.00% PIK	8.00%	8/5/2022	304	304,238	304,238
PCF Holdco, LLC	Series A	(5) (8) (14)	Insurance	15.00% PIK	15.00%	2/16/2023	13,323	12,151,570	13,089,965
Project Carbo S.a.r.l.		(5) (8) (10)	IT Services	14.30% PIK	14.30%	1/27/2025	53,637,824	56,255,328	58,056,561
Project Roller S.a.r.l.		(5) (8) (10)	Health Care Providers & Services	13.20% PIK	13.20%	3/24/2025	34,208,379	36,951,910	36,989,509
Project Tiger S.a.r.l.		(5) (8) (10)	Professional Services	12.50% PIK	12.50%	3/18/2025	7,751,938	8,485,659	8,382,168
Zippy Shell Incorporated	Series A4	(5) (6) (8) (10)	Commercial Services & Supplies	13.00% PIK	13.00%	5/3/2024	432,046	26,086,244	26,423,875
Preferred Stock Total								$255,802,539	$254,961,931

Investments—Warrant (0.3% of Net Assets)	Footnotes	Industry	Acquisition Date	Expiration Date	Units / Shares / % of Ownership	Cost	Fair Value
CP Developer S.a.r.l.	(5) (9) (10)	Real Estate Management & Development	5/21/2021	5/24/2031	9.5%	$2,093,085	$1,313,144
iRobot Corporation	(5) (9) (10)	Consumer Goods: Durable	3/12/2025	3/11/2035	270,994	—	—
Jordanes Equity AS	(5) (9) (10)	Beverage, Food & Tobacco	12/27/2024	12/27/2031	156,018	1,997,708	2,156,365
Orifarm Holding AS	(5) (9) (10)	Health Care Providers & Services	11/29/2024	11/29/2031	5,851,772	6,183,857	6,327,519
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	386,981	814,339	1,184,162
PCF Holdco, LLC	(5) (9) (10)	Insurance	2/16/2023	2/16/2033	386,981	214,516	363,762
Zippy Shell Incorporated	(5) (9) (10)	Commercial Services & Supplies	5/3/2024	5/3/2034	23,333	431,656	431,660
Warrant Total						$11,735,161	$11,776,612

Investments—Money Market Funds (0.5% of Net Assets)	Reference Rate & Spread	Interest Rate	Units / Shares	Cost	Fair Value
Fidelity Investments Money Market Government Portfolio	4.30%	4.30%	23,031,001	$23,031,001	$23,031,001
Money Market Funds Total				$23,031,001	$23,031,001

Total Investments, at Fair Value (1)			127.9%	$5,590,463,476	$5,533,632,578
Net Other Assets (Liabilities)			(27.9)%		$(1,207,769,164)
Net Assets			100.0%		$4,325,863,414

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Interest Rate Swaps as of March 31, 2025
Counterparty	Hedged Instrument	Footnotes	Fund Receives	Fund Pays	Maturity Date	Notional Amount	Fair Value	Change in Unrealized Gain / (Loss)
Macquarie Bank Limited	Series A MRP Shares	(17)	3.55%	SOFR	3/8/2027	$75,000,000	$(271,671)	$566,503
Macquarie Bank Limited	Series B MRP Shares	(17)	3.29%	SOFR	3/7/2029	25,000,000	(336,788)	400,231
Macquarie Bank Limited	Series C MRP Shares	(17)	2.79%	SOFR	9/1/2027	75,000,000	(1,566,754)	863,996
Macquarie Bank Limited	Series C MRP Shares	(17)	4.07%	SOFR	9/1/2027	25,000,000	205,492	220,128
Goldman Sachs & Co. LLC	Series F MRP Shares	(17)	4.36%	SOFR	11/16/2027	50,000,000	813,708	446,248
Goldman Sachs & Co. LLC	Series G MRP Shares	(17)	4.27%	SOFR	9/17/2029	100,000,000	2,397,452	1,549,914
Goldman Sachs & Co. LLC	Series H MRP Shares	(17)	4.21%	SOFR	9/16/2031	100,000,000	2,799,664	2,022,351
Goldman Sachs & Co. LLC	Series I MRP Shares	(17)	3.76%	SOFR	9/9/2030	100,000,000	527,156	527,156
Goldman Sachs & Co. LLC	Series J MRP Shares	(17)	3.81%	SOFR	9/8/2032	100,000,000	628,300	628,300
Goldman Sachs & Co. LLC	Series K MRP Shares	(17)	3.89%	SOFR	4/2/2035	100,000,000	668,051	668,051
Total						$750,000,000	$5,864,610	$7,892,878
Cash Collateral Pledged / (Received)		(18)				—	1,927,008	—
Total Interest Rate Swaps						$750,000,000	$7,791,618	$7,892,878

Forward Foreign Currency Contracts as of and for the Year Ended March 31, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	4/2/2025	USD	14,997	CAD	20,816	$531	$65
Goldman Sachs & Co. LLC	4/14/2025	EUR	187,397	USD	193,431	9,352	9,352
Goldman Sachs & Co. LLC	4/14/2025	USD	194,784	EUR	179,392	663	(7,388)
Macquarie Bank Limited	5/2/2025	USD	849,177	EUR	777,492	7,016	(32,020)
Goldman Sachs & Co. LLC	5/2/2025	USD	1,034,662	GBP	799,090	2,507	(32,703)
Macquarie Bank Limited	5/2/2025	USD	138,231	EUR	131,112	(3,786)	(5,400)
Goldman Sachs & Co. LLC	5/2/2025	USD	53,993	GBP	42,954	(1,489)	(1,758)
Goldman Sachs & Co. LLC	5/2/2025	USD	969,639	GBP	781,337	(39,584)	(39,584)
Macquarie Bank Limited	5/2/2025	USD	86,516	EUR	83,598	(4,036)	(4,036)
Macquarie Bank Limited	5/2/2025	USD	34,596	EUR	33,103	(1,260)	(1,260)
Macquarie Bank Limited	5/5/2025	USD	42,961,149	EUR	39,834,167	(193,881)	(1,641,010)
Macquarie Bank Limited	5/5/2025	USD	364,039	CAD	495,640	19,023	1,440
Macquarie Bank Limited	5/15/2025	USD	526,583	EUR	479,409	6,902	(19,769)
Goldman Sachs & Co. LLC	5/15/2025	USD	1,063,467	GBP	834,354	(14,236)	(34,251)
Macquarie Bank Limited	5/19/2025	USD	24,330,825	GBP	19,524,013	(887,620)	(887,620)
Goldman Sachs & Co. LLC	5/19/2025	USD	78,692,743	GBP	63,141,092	(2,864,268)	(2,864,268)
Goldman Sachs & Co. LLC	5/19/2025	USD	23,761,628	EUR	22,784,186	(942,292)	(942,292)
Macquarie Bank Limited	5/19/2025	USD	100,154,301	EUR	96,006,807	(3,941,780)	(3,941,780)
Macquarie Bank Limited	5/19/2025	USD	4,381,923	GBP	3,430,479	(49,100)	(49,100)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Forward Foreign Currency Contracts as of and for the Year Ended March 31, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	5/30/2025	USD	680,616	GBP	537,399	(13,523)	(22,139)
Macquarie Bank Limited	6/5/2025	USD	114,402	EUR	108,003	(2,811)	(4,456)
Macquarie Bank Limited	6/5/2025	USD	208,746	GBP	166,237	(5,976)	(6,858)
Macquarie Bank Limited	7/2/2025	USD	11,572	CAD	16,012	394	40
Macquarie Bank Limited	7/7/2025	USD	1,088,746	EUR	1,037,029	(38,808)	(38,808)
Macquarie Bank Limited	7/9/2025	USD	289,460	EUR	265,025	1,268	1,268
Goldman Sachs & Co. LLC	7/14/2025	USD	188,118	EUR	172,538	444	(7,140)
Macquarie Bank Limited	8/4/2025	USD	838,048	EUR	763,806	6,246	(31,583)
Goldman Sachs & Co. LLC	8/4/2025	USD	1,042,005	GBP	804,761	2,654	(33,496)
Macquarie Bank Limited	8/4/2025	USD	139,725	EUR	131,804	(3,812)	(5,450)
Macquarie Bank Limited	8/4/2025	USD	42,435	EUR	40,380	(1,539)	(1,539)
Macquarie Bank Limited	8/5/2025	USD	365,709	CAD	497,290	17,994	1,190
Macquarie Bank Limited	8/15/2025	USD	531,299	EUR	481,827	6,250	(19,915)
Goldman Sachs & Co. LLC	8/15/2025	USD	1,060,440	GBP	831,913	(13,939)	(34,665)
Macquarie Bank Limited	8/29/2025	USD	665,001	GBP	525,277	(13,340)	(21,920)
Macquarie Bank Limited	9/5/2025	USD	205,045	GBP	163,295	(5,829)	(6,819)
Macquarie Bank Limited	9/5/2025	USD	109,763	EUR	103,027	(2,640)	(4,255)
Macquarie Bank Limited	10/2/2025	USD	11,240	CAD	15,507	369	34
Macquarie Bank Limited	10/6/2025	USD	779,875	EUR	738,913	(27,604)	(27,604)
Macquarie Bank Limited	10/9/2025	USD	255,945	EUR	233,207	1,056	1,056
Goldman Sachs & Co. LLC	10/14/2025	USD	186,953	EUR	170,780	245	(7,028)
Goldman Sachs & Co. LLC	11/4/2025	USD	1,023,981	GBP	790,780	3,101	(33,049)
Macquarie Bank Limited	11/4/2025	USD	807,349	EUR	732,555	5,554	(30,030)
Macquarie Bank Limited	11/4/2025	USD	132,726	EUR	124,532	(3,576)	(5,105)
Goldman Sachs & Co. LLC	11/4/2025	USD	54,429	GBP	43,342	(1,525)	(1,811)
Macquarie Bank Limited	11/4/2025	USD	40,336	EUR	38,164	(1,436)	(1,436)
Macquarie Bank Limited	11/5/2025	USD	355,378	CAD	482,709	16,451	1,024
Macquarie Bank Limited	11/14/2025	USD	525,191	EUR	474,641	5,404	(19,421)
Goldman Sachs & Co. LLC	11/14/2025	USD	1,059,259	GBP	830,921	(13,374)	(34,711)
Macquarie Bank Limited	11/28/2025	USD	650,083	GBP	513,737	(13,038)	(21,447)
Macquarie Bank Limited	12/5/2025	USD	106,489	EUR	99,390	(2,479)	(4,051)
Macquarie Bank Limited	12/5/2025	USD	200,005	GBP	159,282	(5,583)	(6,647)
Macquarie Bank Limited	1/2/2026	USD	11,027	CAD	15,172	348	30
Macquarie Bank Limited	1/5/2026	USD	774,191	EUR	729,591	(26,953)	(26,953)
Macquarie Bank Limited	1/8/2026	USD	16,868,588	EUR	15,181,881	195,347	(614,885)
Macquarie Bank Limited	1/9/2026	USD	249,664	EUR	226,432	977	977

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Forward Foreign Currency Contracts as of and for the Year Ended March 31, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Goldman Sachs & Co. LLC	1/14/2026	USD	184,418	EUR	167,790	92	(6,787)
Macquarie Bank Limited	2/3/2026	USD	806,758	EUR	728,976	5,156	(29,363)
Goldman Sachs & Co. LLC	2/3/2026	USD	1,015,689	GBP	784,437	3,644	(32,443)
Macquarie Bank Limited	2/3/2026	USD	130,219	EUR	121,530	(3,418)	(4,895)
Macquarie Bank Limited	2/3/2026	USD	39,464	EUR	37,125	(1,360)	(1,360)
Macquarie Bank Limited	2/4/2026	USD	348,537	CAD	472,896	15,193	927
Macquarie Bank Limited	2/17/2026	USD	514,708	EUR	463,596	4,576	(18,618)
Goldman Sachs & Co. LLC	2/17/2026	USD	1,049,178	GBP	822,885	(12,346)	(33,922)
Macquarie Bank Limited	2/27/2026	USD	639,158	GBP	505,303	(12,630)	(20,781)
Macquarie Bank Limited	3/5/2026	USD	11,203,027	GBP	8,935,900	(322,767)	(366,981)
Macquarie Bank Limited	3/5/2026	USD	8,464,522	EUR	7,870,021	(202,259)	(314,986)
Macquarie Bank Limited	4/2/2026	USD	10,924	CAD	14,992	331	29
Macquarie Bank Limited	4/7/2026	USD	757,594	EUR	710,299	(25,848)	(25,848)
Macquarie Bank Limited	4/9/2026	USD	241,871	EUR	218,433	924	924
Goldman Sachs & Co. LLC	4/14/2026	USD	178,727	EUR	162,037	(50)	(6,415)
Macquarie Bank Limited	5/4/2026	USD	780,527	EUR	702,481	4,801	(27,600)
Macquarie Bank Limited	5/4/2026	USD	128,834	EUR	119,612	(3,249)	(4,700)
Macquarie Bank Limited	5/4/2026	USD	38,977	EUR	36,465	(1,290)	(1,290)
Macquarie Bank Limited	5/5/2026	USD	331,594	CAD	449,443	13,656	931
Goldman Sachs & Co. LLC	5/6/2026	USD	977,967	GBP	755,362	4,263	(30,489)
Goldman Sachs & Co. LLC	5/6/2026	USD	54,399	GBP	43,342	(1,472)	(1,749)
Macquarie Bank Limited	5/15/2026	USD	505,656	EUR	453,931	4,157	(17,760)
Goldman Sachs & Co. LLC	5/15/2026	USD	1,018,301	GBP	798,667	(11,128)	(32,147)
Macquarie Bank Limited	5/29/2026	USD	653,056	GBP	516,495	(12,572)	(20,698)
Macquarie Bank Limited	6/10/2026	USD	18,932,630	EUR	16,976,131	156,389	(657,497)
Macquarie Bank Limited	6/30/2026	USD	4,598,330	GBP	3,627,874	(75,471)	(143,925)
Macquarie Bank Limited	6/30/2026	USD	1,608,451	GBP	1,271,402	(29,501)	(50,439)
Macquarie Bank Limited	6/30/2026	USD	2,898,017	GBP	2,297,825	(62,278)	(91,159)
Macquarie Bank Limited	6/30/2026	USD	3,966,580	GBP	3,092,368	(17,327)	(122,681)
Goldman Sachs & Co. LLC	6/30/2026	USD	11,947,608	EUR	10,700,948	101,679	(411,201)
Macquarie Bank Limited	6/30/2026	USD	4,052,033	GBP	3,136,491	11,282	(124,431)
Macquarie Bank Limited	6/30/2026	USD	3,407,690	GBP	2,747,915	(132,458)	(132,458)
Macquarie Bank Limited	7/2/2026	USD	11,172	CAD	15,293	331	36
Macquarie Bank Limited	7/6/2026	USD	770,930	EUR	719,255	(25,492)	(25,492)
Macquarie Bank Limited	7/9/2026	USD	244,228	EUR	219,689	938	938
Goldman Sachs & Co. LLC	7/14/2026	USD	179,830	EUR	162,463	(125)	(6,208)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Forward Foreign Currency Contracts as of and for the Year Ended March 31, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	8/4/2026	USD	811,978	EUR	727,905	4,962	(27,581)
Goldman Sachs & Co. LLC	8/4/2026	USD	1,008,062	GBP	778,727	5,198	(30,551)
Macquarie Bank Limited	8/4/2026	USD	132,611	EUR	122,493	(3,195)	(4,641)
Macquarie Bank Limited	8/4/2026	USD	40,104	EUR	37,316	(1,268)	(1,268)
Macquarie Bank Limited	8/5/2026	USD	338,375	CAD	458,092	13,275	1,140
Goldman Sachs & Co. LLC	8/14/2026	USD	1,023,270	GBP	802,565	(10,183)	(31,386)
Macquarie Bank Limited	8/28/2026	USD	652,009	GBP	515,871	(12,173)	(20,084)
Macquarie Bank Limited	10/2/2026	USD	11,169	CAD	15,254	322	42
Macquarie Bank Limited	10/5/2026	USD	786,507	EUR	730,188	(25,228)	(25,228)
Macquarie Bank Limited	10/9/2026	USD	248,250	EUR	222,466	896	896
Goldman Sachs & Co. LLC	10/14/2026	USD	181,620	EUR	163,533	(248)	(6,017)
Macquarie Bank Limited	10/27/2026	USD	755,807	EUR	675,129	4,559	(24,703)
Macquarie Bank Limited	10/27/2026	USD	122,186	EUR	112,345	(2,825)	(4,111)
Macquarie Bank Limited	10/27/2026	USD	36,937	EUR	34,201	(1,120)	(1,120)
Goldman Sachs & Co. LLC	11/3/2026	USD	1,007,070	GBP	778,081	6,006	(29,638)
Goldman Sachs & Co. LLC	11/3/2026	USD	53,330	GBP	42,487	(1,333)	(1,618)
Macquarie Bank Limited	11/4/2026	USD	334,989	CAD	452,938	12,520	1,316
Macquarie Bank Limited	11/6/2026	USD	16,923,221	EUR	15,421,196	(244,165)	(561,840)
Macquarie Bank Limited	11/6/2026	USD	11,310,824	EUR	10,081,847	87,378	(367,311)
Macquarie Bank Limited	11/6/2026	USD	6,234,871	EUR	5,681,493	(89,956)	(206,994)
Macquarie Bank Limited	11/6/2026	USD	4,167,146	EUR	3,714,365	32,192	(135,325)
Goldman Sachs & Co. LLC	11/13/2026	USD	1,029,932	GBP	807,663	(9,082)	(30,664)
Macquarie Bank Limited	11/30/2026	USD	644,630	GBP	510,194	(11,588)	(19,262)
Macquarie Bank Limited	1/4/2027	USD	11,040	CAD	15,040	309	45
Macquarie Bank Limited	1/5/2027	USD	793,646	EUR	733,235	(24,759)	(24,759)
Macquarie Bank Limited	1/8/2027	USD	57,070,167	EUR	50,612,067	571,731	(1,814,508)
Macquarie Bank Limited	1/11/2027	USD	250,351	EUR	223,488	838	838
Goldman Sachs & Co. LLC	1/14/2027	USD	181,805	EUR	163,113	(326)	(5,843)
Goldman Sachs & Co. LLC	1/15/2027	USD	89,996,026	GBP	70,779,415	(997,019)	(2,622,256)
Macquarie Bank Limited	2/2/2027	USD	890,593	EUR	792,413	5,050	(28,315)
Goldman Sachs & Co. LLC	2/2/2027	USD	1,007,638	GBP	778,640	6,820	(28,556)
Macquarie Bank Limited	2/2/2027	USD	143,810	EUR	131,550	(3,200)	(4,701)
Macquarie Bank Limited	2/2/2027	USD	43,558	EUR	40,101	(1,256)	(1,256)
Macquarie Bank Limited	2/3/2027	USD	332,315	CAD	448,791	11,776	1,364
Macquarie Bank Limited	2/26/2027	USD	632,287	GBP	500,504	(10,868)	(18,106)
Macquarie Bank Limited	3/5/2027	USD	38,800,561	EUR	35,851,754	(1,319,249)	(1,319,249)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

Forward Foreign Currency Contracts as of and for the Year Ended March 31, 2025
		Amount to be Purchased		Amount to be Sold			Change in Unrealized Appreciation / (Depreciation)
Counterparty	Settlement Date	Currency	Notional	Currency	Notional	Fair Value
Macquarie Bank Limited	3/30/2027	USD	13,623,181	EUR	12,151,620	10,006	10,006
Macquarie Bank Limited	4/2/2027	USD	10,903	CAD	14,821	297	47
Goldman Sachs & Co. LLC	4/14/2027	USD	178,082	EUR	159,286	(415)	(5,572)
Macquarie Bank Limited	5/4/2027	USD	810,670	EUR	718,615	4,847	(24,899)
Goldman Sachs & Co. LLC	5/4/2027	USD	975,410	GBP	753,736	7,400	(26,354)
Macquarie Bank Limited	5/4/2027	USD	134,729	EUR	122,659	(2,816)	(4,250)
Goldman Sachs & Co. LLC	5/4/2027	USD	22,289	GBP	17,753	(511)	(621)
Macquarie Bank Limited	5/4/2027	USD	40,854	EUR	37,419	(1,106)	(1,106)
Macquarie Bank Limited	5/5/2027	USD	319,362	CAD	430,755	10,824	1,436
Macquarie Bank Limited	5/28/2027	USD	646,139	GBP	511,591	(10,761)	(17,673)
Macquarie Bank Limited	7/2/2027	USD	11,127	CAD	15,092	298	54
Goldman Sachs & Co. LLC	7/14/2027	USD	8,949,857	EUR	8,005,239	(48,266)	(267,849)
Macquarie Bank Limited	8/3/2027	USD	841,190	EUR	742,838	5,657	(24,604)
Goldman Sachs & Co. LLC	8/3/2027	USD	1,008,465	GBP	779,279	8,381	(26,009)
Macquarie Bank Limited	8/3/2027	USD	136,184	EUR	123,411	(2,627)	(4,088)
Macquarie Bank Limited	8/3/2027	USD	41,667	EUR	37,969	(1,040)	(1,040)
Macquarie Bank Limited	8/4/2027	USD	14,328,768	CAD	19,303,716	463,770	71,557
Macquarie Bank Limited	8/4/2027	USD	2,022,425	CAD	2,808,542	5,175	5,175
Macquarie Bank Limited	8/31/2027	USD	646,030	GBP	511,626	(10,415)	(16,825)
Macquarie Bank Limited	9/2/2027	USD	485,676	CAD	657,751	12,826	2,517
Macquarie Bank Limited	10/25/2027	USD	44,226,549	EUR	39,069,390	158,978	(1,238,760)
Macquarie Bank Limited	10/25/2027	USD	7,289,522	EUR	6,599,839	(154,640)	(209,259)
Macquarie Bank Limited	10/25/2027	USD	2,188,461	EUR	1,992,045	(58,428)	(58,428)
Goldman Sachs & Co. LLC	10/29/2027	USD	38,016,361	GBP	29,488,335	199,053	(939,388)
Goldman Sachs & Co. LLC	10/29/2027	USD	1,001,616	GBP	797,592	(21,256)	(25,408)
Macquarie Bank Limited	11/12/2027	USD	27,869,049	GBP	22,164,028	(552,013)	(700,647)
Macquarie Bank Limited	11/30/2027	USD	68,904,924	EUR	62,385,626	(1,547,221)	(1,939,359)
Macquarie Bank Limited	12/27/2027	USD	40,981,846	NOK	466,045,558	(3,103,556)	(2,881,280)
Macquarie Bank Limited	12/27/2027	USD	23,118,156	NOK	261,651,292	(1,632,648)	(1,632,648)
Goldman Sachs & Co. LLC	12/30/2027	USD	49,140,974	EUR	43,349,483	136,760	136,760
Macquarie Bank Limited	1/24/2028	USD	87,951,281	EUR	80,456,736	(3,077,509)	(3,077,510)
Macquarie Bank Limited	3/31/2028	USD	64,461,669	EUR	56,443,824	456,139	456,139
Total						$(20,206,676)	$(34,152,658)
Cash Collateral Pledged / (Received)						—	—
Total Forward Foreign Currency Contracts						$(20,206,676)	$(34,152,658)

CARLYLE TACTICAL PRIVATE CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2025

* Par / Principal Amount is denominated in USD (“$”) unless otherwise noted as denominated in British Pound (“£”), Canadian Dollar (“C$”), Euro (“€”), or Norwegian Krone (“kr”).
(1) All of the Fund’s Corporate Loans, Collateralized Loan Obligations, Asset-Backed Securities, Common Stocks, Corporate Bonds, Preferred Stock, Warrants and Money Market Funds, if applicable, as of March 31, 2025 represented 127.9% of the Fund’s net assets or 95.6% of the Fund's total assets. Certain investments are subject to contractual restrictions on sales.
(2) The security position has been segregated as collateral against outstanding borrowings.
(3) All or a portion of this security is owned by OCPC Credit Facility SPV LLC (the “OCPC SPV”). See Note 1. Organization. As of March 31, 2025, the aggregate fair value of these securities is $2,813,720,011, or 50.8% of the Fund’s Total Investments, at Fair Value.
(4) Represents the interest rate for a variable or increasing rate security, determined as Reference Rate + Basis-point spread. Stated interest rate represents the “all-in” rate as of March 31, 2025. Reference Rates are defined as follows:

CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
PRIME	U.S. Prime Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
As of March 31, 2025, the reference rates for our variable rate loans were the daily SOFR at 4.41%, the 30-day SOFR at 4.32%, the 90-day SOFR at 4.29%, the 180-day SOFR at 4.19%, the 30-day CORRA at 2.72%, the 30-day EURIBOR at 2.36%, the 90-day EURIBOR at 2.34%, the 180-day EURIBOR at 2.34%, the daily SONIA at 4.46%, and the daily PRIME rate at 7.50%.
(5) The value of this security was determined using significant unobservable inputs. See Note 3. Fair Value Measurements.
(6) The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. See Note 5. Commitments and Contingencies.
(7) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of March 31, 2025, the aggregate fair value of these securities is $1,116,058,121 or 25.8% of the Fund's net assets.
(8) Interest or dividend is paid-in-kind, when applicable.
(9) Non-income producing security.
(10) Security acquired in transaction exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act, unless otherwise noted, excluding 144A securities, Regulation S securities, and loans. As of March 31, 2025, the aggregate fair value of these securities is $218,884,288, or 5.1% of the Fund’s net assets.
(11) In addition to the interest earned based on the stated interest rate of this loan, the Fund is entitled to receive additional interest as a result of an agreement among lenders, which has been included in the spread of each applicable investment. Pursuant to the agreement among lenders in respect of this loan, this investment represents a first lien/last out loan, which has a secondary priority behind the first lien/first out loan with respect to principal, interest and other payments.
(12) Class SUB are equity tranches of collateralized loan obligation (“CLO”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the CLO structure. CLO equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(13) Securities include a credit spread adjustment that ranges from 0.10% to 0.43%.
(14) Securities include an interest rate floor feature, which generally ranges from 0.50% to 1.00%.
(15) Loan was on non-accrual status as of March 31, 2025.
(16) Represents securities sold outside the U.S. and exempt from registration under the Securities Act, under Regulation S. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. As of March 31, 2025, the aggregate fair value of these securities is $36,342,692 or 0.8% of the Fund's net assets.
(17) Interest rate swap contains a variable rate structure and bears interest at a rate determined by three-month term SOFR.
(18) As of March 31, 2025, there was $1,927,008 of cash collateral available to offset with Macquarie Bank Limited, and $0 available to offset with Goldman Sachs & Co. LLC.
(19) Residual equity tranches of asset-backed security (“ABS”) issuances. These notes receive excess distributions, if any, once all other senior obligations are satisfied in the ABS structure. ABS residual equity tranches are generally issued at a discount and have no contractual principal and interest payments.
(20) All or a portion of this security is owned by CTAC Bedford Lender, LLC (“CTAC Bedford”). See Note 1. Organization. As of March 31, 2025, the aggregate fair value of these securities is $27,590,996, or 0.5% of the Fund’s Total Investments, at Fair Value.
(21) All or a portion of this security is owned by CTAC Barracuda SPV LLC (the “Barracuda SPV”). See Note 1. Organization. As of March 31, 2025, the aggregate fair value of these securities is $440,047,349, or 8.0% of the Fund’s Total Investments, at Fair Value.

See accompanying Notes to Consolidated Schedule of Investments.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of March 31, 2025

1. ORGANIZATION
Carlyle Tactical Private Credit Fund (together with its consolidated subsidiaries, the “Fund”) is a Delaware statutory trust formed on December 13, 2017, and structured as an externally managed, diversified, closed-end investment company. The Fund is managed by its Adviser, Carlyle Global Credit Investment Management L.L.C. (“CGCIM” or the “Adviser”). Carlyle Global Credit Administration L.L.C. (the “Administrator”) provides the administrative services necessary for the Fund to operate. Both the Adviser and the Administrator are wholly owned subsidiaries of Carlyle Investment Management L.L.C. The Fund is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”), and operates as an interval fund. In addition, the Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value.
On June 4, 2018 (Commencement of Operations), the Fund completed its initial offering of shares of beneficial interest and subsequently commenced substantial investment operations. Effective November 4, 2019, the Fund changed its name from “OFI Carlyle Private Credit Fund” to “Carlyle Tactical Private Credit Fund.” Prior to October 24, 2019, the Fund’s Adviser was OC Private Capital, LLC, a joint venture between an affiliate of Invesco Ltd. and Carlyle Investment Management L.L.C., the parent company of CGCIM.
OCPC Credit Facility SPV LLC (the “OCPC SPV”) is a Delaware limited liability company that was formed on March 11, 2018. The OCPC SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of March 31, 2025, the Fund’s net assets were $4,325,863,414, of which $2,317,529,326, or 53.6%, are represented by the OCPC SPV’s net assets.
CTAC Bedford Lender, LLC (“CTAC Bedford”) is a Delaware limited liability company that was formed on February 6, 2024. CTAC Bedford is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of March 31, 2025, the net assets of CTAC Bedford were $9,191,796, which represents 0.2% of the Fund’s total net assets.
CTAC Barracuda SPV LLC (the “Barracuda SPV”) is a Delaware limited liability company that was formed on October 18, 2024. Barracuda SPV is a wholly owned subsidiary of the Fund and is consolidated in these consolidated financial statements commencing from the date of its formation. As of March 31, 2025, the net assets of the Barracuda SPV were $245,835,190, which represents 5.7% of the Fund’s total net assets.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or “CLOs”); (e) asset-backed finance; and (f) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in hybrid capital, including credit-oriented investments, structured equity solutions, and stressed/dislocated investments. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund may invest a substantial portion of its assets in credit instruments that are rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit instruments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high yield securities, an investment in the Fund should be considered speculative. Some of the credit instruments will have no credit rating at all.
To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated schedule of investments have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies (“ASC 946”). The consolidated schedule of investments include the accounts of the Fund and its wholly owned subsidiaries, the OCPC SPV, Barracuda SPV, and CTAC Bedford. All significant intercompany balances and transactions have been eliminated. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.
3. FAIR VALUE MEASUREMENTS
The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date. The Fund values securities/instruments traded in active markets on the measurement date by multiplying the bid price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Fund may also obtain quotes with respect to certain of its investments, such as its securities/instruments traded in active markets and its liquid securities/instruments that are not traded in active markets, from pricing services, brokers, or counterparties (i.e., “consensus pricing”). When doing so, the Adviser determines whether the quote obtained is sufficient according to U.S. GAAP to determine the fair value of the security. The Fund may use the quote obtained or alternative pricing sources may be utilized including valuation techniques typically utilized for illiquid securities/instruments.
The Board of Trustees has designated the Adviser as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. Securities/instruments that are illiquid or for which the pricing source does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Adviser, does not represent fair value shall each be valued as of the measurement date using all techniques appropriate under the circumstances and for which sufficient data is available. These valuation techniques may vary by investment and

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include comparable public market valuations, comparable precedent transaction valuations and/or discounted cash flow analyses. The Adviser engages third-party valuation firms to provide independent prices on securities/instruments that are illiquid or for which the pricing source does not provide a valuation. The Adviser’s Valuation Committee (the “Valuation Committee”) reviews the assessments of the third-party valuation firms and provides any recommendations with respect to changes to the fair value of each investment in the portfolio and approves the fair value of each investment in the portfolio in good faith based on the input of the third-party valuation firms. If the Adviser reasonably believes a valuation from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Valuation Committee will consider an “override” of the particular valuation. The Valuation Committee will consider all available information at its disposal prior to making a valuation determination.
All factors that might materially impact the value of an investment are considered, including, but not limited to the assessment of the following factors, as relevant:
•the nature and realizable value of any collateral;
•call features, put features and other relevant terms of debt;
•the portfolio company’s leverage and ability to make payments;
•the portfolio company’s public or private credit rating;
•the portfolio company’s actual and expected earnings and discounted cash flow;
•prevailing interest rates and spreads for similar securities and expected volatility in future interest rates;
•the markets in which the portfolio company does business and recent economic and/or market events; and
•comparisons to comparable transactions and publicly traded securities.
Investment performance data utilized are the most recently available financial statements and compliance certificate received from the portfolio companies as of the measurement date which in many cases may reflect a lag in information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Because of the inherent uncertainty of valuation, these estimated values may differ significantly from the values that would have been reported had a ready market for the investments existed, and it is reasonably possible that the difference could be material.
In addition, changes in the market environment and other events that may occur over the life of the investments may cause the realized gains or losses on investments to be different from the net change in unrealized appreciation or depreciation.
U.S. GAAP establishes a hierarchical disclosure framework which ranks the level of observability of market price inputs used in measuring investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets generally have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value.
Investments measured and reported at fair value are classified and disclosed based on the observability of inputs used in determination of fair values, as follows:
•Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. Financial instruments in this category generally include unrestricted securities, including equities and derivatives, listed in active markets. The Adviser does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

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•Level 2—inputs to the valuation methodology are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. Financial instruments in this category generally include less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.
•Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments in this category generally include investments in privately-held entities, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the overall fair value measurement. The Adviser’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.
Transfers between levels, if any, are recognized at the beginning of the period in which the transfers occur. During the three month period ended March 31, 2025, there were transfers of $4,989,295 into Level 3 and transfers of $13,325,966 out of Level 3. Transfers into and out of Level 3 were primarily due to decreased or increased price transparency, respectively, and are based on the Fund’s policy to determine the fair value hierarchy utilizing available quoted prices in active markets, the bid-ask spread and the liquidity of the investment.
The following table summarizes the Fund’s investments measured at fair value on a recurring basis by the above fair value hierarchy levels as of March 31, 2025:

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Corporate Loans
First Lien Debt	$—	$680,970,286	$2,916,118,855	$3,597,089,141
Second Lien Debt	—	9,682,937	156,168,896	165,851,833
Corporate Bonds
Secured	—	38,358,511	177,064,241	215,422,752
Unsecured	—	11,712,262	62,078,358	73,790,620
Collateralized Loan Obligations	—	—	847,199,660	847,199,660
Asset-Backed Securities	—	—	264,017,607	264,017,607
Preferred Stock	—	—	254,961,931	254,961,931
Common Stock	11,028	—	80,480,393	80,491,421
Warrants	—	—	11,776,612	11,776,612
Money Market Funds	23,031,001	—	—	23,031,001
Total Investments, at Fair Value	$23,042,029	$740,723,996	$4,769,866,553	$5,533,632,578
Interest Rate Swaps	$—	$5,864,610	$—	$5,864,610
Forward Foreign Currency Contracts	—	(20,206,676)	—	(20,206,676)

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The changes in the Fund’s investments at fair value for which the Fund has used Level 3 inputs to determine fair value and net change in unrealized appreciation (depreciation) included in earnings for Level 3 investments still held are as follows:

	For the Three Months Ended March 31, 2025
	Corporate Loans		Corporate Bonds		Collateralized Loan Obligations	Asset-Backed Securities	Preferred Stock	Common Stock	Warrants	Total
	First Lien Debt	Second Lien Debt	Secured	Unsecured
Balance, beginning of period	$2,614,482,660	$153,855,316	$166,656,556	$59,990,656	$869,948,916	$267,482,113	$148,108,549	$85,795,406	$15,548,431	$4,381,868,603
Purchases	416,604,651	4,015,036	9,388,604	831,881	33,372,568	6,861,175	104,877,117	59,936	—	576,010,968
Sales and paydowns	(125,485,206)	(47,141)	(1,337,109)	—	(47,138,120)	(10,977,630)	(191,462)	(10,642,838)	(1,994,111)	(197,813,617)
Accretion of discount (premium)	3,647,453	109,968	(22,338)	14,235	258,966	793,914	155	779,724	—	5,582,077
Net realized gains (losses)	9,364	(1,486,302)	—	—	756,028	470,175	—	(1,016,127)	1,414,981	148,119
Net change in unrealized appreciation (depreciation)	13,804,604	1,114,019	2,378,528	1,241,586	(9,998,698)	(612,140)	2,167,572	5,504,292	(3,192,689)	12,407,074
Transfers into Level 3	4,989,295	—	—	—	—	—	—	—	—	4,989,295
Transfers out of Level 3	(11,933,966)	(1,392,000)	—	—	—	—	—	—	—	(13,325,966)
Balance, end of period	$2,916,118,855	$156,168,896	$177,064,241	$62,078,358	$847,199,660	$264,017,607	$254,961,931	$80,480,393	$11,776,612	$4,769,866,553
Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	$10,850,896	$(795,829)	$1,565,602	$1,407,290	$14,946,361	$(4,822,602)	$251,047	$718,372	$2,626,131	$26,747,268

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The Fund generally uses the following framework when determining the fair value of investments that are categorized as Level 3:
Investments in debt securities are initially evaluated to determine whether the enterprise value of the portfolio company is greater than the applicable debt. The enterprise value of the portfolio company is estimated using a market approach and an income approach. The market approach utilizes market value (EBITDA) multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies. The Fund carefully considers numerous factors when selecting the appropriate companies whose multiples are used to value its portfolio companies. These factors include, but are not limited to, the type of organization, similarity to the business being valued, relevant risk factors, as well as size, profitability and growth expectations. The income approach typically uses a discounted cash flow analysis of the portfolio company.
Investments in debt securities that do not have sufficient coverage through the enterprise value analysis are valued using an asset approach, which is based on an expected probability of default and discount recovery analysis.
Investments in debt securities with sufficient coverage through the enterprise value analysis are generally valued using a discounted cash flow analysis of the underlying security. Projected cash flows in the discounted cash flow typically represent the relevant security’s contractual interest, fees and principal payments plus the assumption of full principal recovery at the security’s expected maturity date. The discount rate to be used is determined using market-based methodologies. Investments in debt securities may also be valued using consensus pricing.
The fair value of CLOs is estimated based on various valuation models from third-party pricing services. Those analyses consider the current trading activity, position size, liquidity, current financial condition of the CLOs, the third-party financing environment, reinvestment rates, recovery lags, discount rates, and default forecasts. The Fund corroborates quotations from pricing services either with other available pricing data and subsequent or recent trading information. These securities are classified as Level 3.
The fair value of asset-backed securities (“ABS”) is generally valued by third-party pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.
Investments in equities are generally valued using an income approach, market approach, and/or consensus pricing. The income approach typically uses a discounted cash flow analysis of the portfolio company. The market approach utilizes EBITDA multiples of publicly traded comparable companies and available precedent sales transactions of comparable companies.

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The following table summarizes the quantitative information related to the significant unobservable inputs for Level 3 instruments which are carried at fair value as of March 31, 2025:

	Fair Value as of March 31, 2025	Valuation Techniques	Significant Unobservable Inputs	Range				Weighted Average		Impact to Valuation from Increase in Input
				Low		High
Corporate Loans
First Lien Debt	$2,586,345,597	Income Approach	Discount Rate	8.1%		22.8%		11.5%		Lower
	288,421,806	Consensus Pricing	Indicative Quotes	1.00		100.00		96.66		Higher
	41,351,452	Market Approach	Comparable Multiple	8.80	x	12.50	x	10.45	x	Higher
Second Lien Debt	150,014,236	Income Approach	Discount Rate	10.6%		17.9%		14.0%		Lower
	3,654,660	Consensus Pricing	Indicative Quotes	87.65		95.08		91.52		Higher
	2,500,000	Asset Approach	N/A	—		—		—		N/A
Corporate Bonds
Secured	177,064,241	Income Approach	Discount Rate	7.7%		62.0%		10.9%		Lower
Unsecured	62,078,358	Income Approach	Discount Rate	8.9%		12.2%		10.4%		Lower
Collateralized Loan Obligations	847,199,660	Consensus Pricing	Indicative Quotes	1.64		102.92		94.44		Higher
Asset-Backed Securities	118,631,922	Income Approach	Discount Rate	6.4%		31.9%		9.5%		Lower
	145,385,685	Consensus Pricing	Indicative Quotes	99.29		76,200.00		21,385.35		Higher
Preferred Stock	202,467,369	Income Approach	Discount Rate	12.1%		20.0%		14.6%		Lower
	45,371,677	Recent Transaction	Transaction Price	100.0%		100.0%		100.0%		Higher
	7,122,885	Market Approach	Comparable Multiple	9.00	x	20.07	x	17.38	x	Higher
Common Stock	70,368,337	Income Approach	Discount Rate	9.3%		21.5%		21.5%		Lower
	1,129,876	Recent Transaction	Transaction Price	100.0%		100.0%		100.0%		Higher
	8,982,180	Market Approach	Comparable Multiple	3.52	x	20.50	x	7.99	x	Higher
Warrants	11,776,612	Market Approach	Comparable Multiple	10.00	x	15.50	x	11.00	x	Higher
Total Level 3 Investments	$4,769,866,553
4. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been

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used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund's portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
The portfolio may include first lien senior secured, second and third lien loans and any other loans.
Asset-Backed Securities (“ABS”)
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a

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fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, home loans, solar loans, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted.
Collateralized Loan Obligations (“CLOs”)
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. However, it is possible that a senior tranche of a CLO could experience losses, particularly in stressed market conditions, due to defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool, increased sensitivity to defaults due to collateral default, market anticipation of defaults and investor aversion to CLO securities as an asset class. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior

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loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, wildfires, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real

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estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition of tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. The U.S. government may renegotiate some of its global trade relationships with foreign governments and may impose or threaten to impose

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

significant tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
U.S. and global markets have also experienced increased volatility as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. Therefore, the income generated by debt investments may not keep pace with inflation. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Furthermore, actions by governments and central banking authorities can result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, and vice versa, which may adversely impact the Fund and its investments.
Interest Rate Risk
As of March 31, 2025, on a fair value basis, approximately 10% of the Fund’s debt investments bear interest at a fixed rate and approximately 90% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating EURIBOR, SOFR and SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund is exposed to medium- to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.

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NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and mainland China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Recent geopolitical tensions may have increased the scale and sophistication of deliberate cyber attacks and other disruptions, particularly from nation-states or entities with nation-state backing. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

5. COMMITMENTS AND CONTINGENCIES
As of March 31, 2025, the Fund had unfunded commitments to fund delayed draw and revolving debt of $432,451,749 and $104,937,007, respectively, along with equity investments of $5,839,273. The fair value of the unfunded positions is included in the investments at fair value on the Consolidated Schedule of Investments.

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
1251 Insurance Distribution Platform Payco, LP	Revolver		0.50%	$2,891,566	$(28,903)
222 North Miami, LLC	Delayed Draw		—%	1,149,512	—
520 Mezz Owner 2, LLC	Delayed Draw		—%	8,250,027	—
AAH Topco, LLC	Delayed Draw		1.00%	980,392	(9,800)
ACR Group Borrower, LLC	Delayed Draw		0.75%	75,191	—
ADPD Holdings, LLC	Delayed Draw		1.00%	1,190,154	(99,486)
ADPD Holdings, LLC	Revolver		0.50%	71,006	(5,935)
Advanced Web Technologies Holding Company	Delayed Draw		1.00%	1,368,700	1,461
Advanced Web Technologies Holding Company	Revolver		0.50%	796,013	—
Alpine Acquisition Corp. II	Revolver		0.50%	2,137,143	(581,203)
AmpersCap LLC	Delayed Draw		1.00%	11,538,462	(127,240)
AP Plastics Acquisition Holdings, LLC	Revolver		0.50%	220,327	—
Apex Companies Holdings, LLC	Delayed Draw		1.00%	4,071,013	(11,332)
Applied Technical Services, LLC	Delayed Draw		1.00%	2,556,477	(3,421)
Appriss Health, LLC	Revolver		0.50%	964,938	(8,236)
Artifact Bidco, Inc.	Delayed Draw		0.50%	4,310,345	(27,830)
Artifact Bidco, Inc.	Revolver		0.35%	3,078,818	(19,878)
Ascend Buyer, LLC	Revolver		0.50%	2,448,063	(7,364)
Associations, Inc.	Delayed Draw		—%	2,287,807	11,439
Associations, Inc.	Revolver		0.50%	634,751	—
Athlete Buyer, LLC	Delayed Draw		1.00%	12,623,763	(255,287)
Athlete Buyer, LLC	Revolver		0.50%	568,887	—
Atlas AU Bidco Pty. Ltd.	Revolver		0.50%	267,618	—
AuditBoard, Inc.	Delayed Draw		0.75%	7,142,857	(59,550)
AuditBoard, Inc.	Revolver		0.50%	2,857,143	(23,820)
Azurite Intermediate Holdings, Inc.	Revolver		0.50%	2,384,937	—
Bedford Beverly B, LLC	Delayed Draw		—%	17,538,437	(87,693)
Bianalisi S.p.A.	Delayed Draw	(1)	1.25%	18,080,179	(452,004)
Big Bus Tours Group Limited	Delayed Draw		1.50%	3,170,509	(79,263)
Bingo Group Buyer, Inc.	Delayed Draw		0.75%	2,663,934	12,059
Bingo Group Buyer, Inc.	Revolver		0.50%	993,443	—
Birsa S.p.A.	Delayed Draw	(1)	1.25%	13,792,727	(275,855)
BradyPLUS Holdings, LLC	Delayed Draw		1.00%	612,230	839
Bullhorn, Inc.	Delayed Draw		0.50%	3,114,833	(3,452)
Bullhorn, Inc.	Revolver		0.50%	1,382,567	(1,532)
Celerion Buyer, Inc.	Delayed Draw		1.00%	249,361	1,247
Celerion Buyer, Inc.	Revolver		0.50%	124,680	—
Chartis Group, LLC	Delayed Draw		1.00%	9,560,060	(50,034)
Chartis Group, LLC	Revolver		0.50%	4,780,030	(25,017)
Chemical Computing Group ULC	Revolver		0.50%	135,379	—
CoreWeave Compute Acquisition Co., IV, LLC	Delayed Draw		0.50%	30,016,986	(375,212)
Coupa Holdings, LLC	Delayed Draw		1.50%	578,450	5,522
Coupa Holdings, LLC	Revolver		0.50%	442,913	—
CST Holding Company	Revolver		0.50%	235,110	523
Dance Midco S.a.r.l.	Delayed Draw	(1)	1.00%	13,374,835	(167,185)
Denali Midco 2, LLC	Delayed Draw		2.00%	13,517,833	(72,791)
Diligent Corporation	Delayed Draw		0.50%	5,159,629	25,798

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Diligent Corporation	Revolver		0.50%	3,439,752	—
Dwyer Instruments, Inc.	Delayed Draw		1.00%	2,842,351	(19,808)
Dwyer Instruments, Inc.	Revolver		0.50%	5,097,003	(35,520)
Einstein Parent, Inc.	Revolver		0.50%	4,712,806	(149,765)
Ellkay, LLC	Revolver		0.50%	714,260	(60,735)
Enverus Holdings, Inc.	Delayed Draw		1.00%	371,197	(2,784)
Enverus Holdings, Inc.	Revolver		0.50%	1,486,486	(11,149)
Espresso Bidco Inc.	Delayed Draw		0.50%	6,421,634	(96,325)
Espresso Bidco Inc.	Revolver		0.50%	2,854,060	(42,811)
Essential Services Holding Corp.	Delayed Draw		1.00%	5,948,000	(7,485)
Essential Services Holding Corp.	Revolver		0.50%	3,122,784	(3,930)
Excel Fitness Holdings, Inc.	Delayed Draw		1.00%	1,868,904	—
Excel Fitness Holdings, Inc.	Revolver		0.50%	890,625	(6,232)
Excelitas Technologies Corp.	Delayed Draw		1.00%	9,682,058	(48,237)
Excelitas Technologies Corp.	Revolver		0.50%	1,940,288	(9,667)
Finastra USA, Inc.	Revolver		0.50%	2,814,125	56,283
FPG Intermediate Holdco, LLC	Delayed Draw		—%	74	—
Galileo Parent, Inc.	Revolver		0.50%	3,299,297	(24,164)
GPC CAR Issuer, LLC	Delayed Draw		3.00%	36,139,950	(451,749)
Greenhouse Software, Inc.	Revolver		0.50%	801,961	234
GS AcquisitionCo, Inc.	Delayed Draw		0.50%	365,645	1,890
GS AcquisitionCo, Inc.	Revolver		0.50%	652,937	—
Hadrian Acquisition Limited	Delayed Draw	(1)	2.33%	10,357,424	77,681
Heartland Home Services, Inc.	Revolver		0.50%	446,804	(18,511)
Hercules Borrower, LLC	Revolver		0.50%	719,954	—
Hoosier Intermediate, LLC	Revolver		0.50%	1,800,000	(7,291)
HS Spa Holdings Inc.	Delayed Draw		1.00%	326,163	—
HS Spa Holdings Inc.	Revolver		0.50%	833,939	—
Icefall Parent, Inc.	Revolver		0.50%	1,239,874	(7,620)
iCIMS, Inc.	Revolver		0.50%	2,170,183	(46,052)
IG Investment Holdings, LLC	Revolver		0.50%	324,687	—
IQN Holding Corp.	Revolver		0.50%	211,867	—
Janney Montgomery Scott, LLC	Delayed Draw		1.63%	928,571	436
L Catterton Direct Lending Fund Rated Feeder LP	Delayed Draw		—%	28,504,944	—
LDS Intermediate Holdings LLC	Delayed Draw		1.00%	5,540,166	(69,252)
LDS Intermediate Holdings LLC	Revolver		0.50%	3,601,108	(45,014)
Material Holdings, LLC	Revolver		—%	143,862	—
Maverick Acquisition, Inc.	Delayed Draw		1.00%	67,009	—
Medical Manufacturing Technologies, LLC	Revolver		0.50%	517,065	(6,728)
Minerva Bidco Ltd.	Delayed Draw	(1)	1.75%	5,434,844	(149,458)
NEFCO Holding Company, LLC	Delayed Draw		1.00%	1,550,942	122
NEFCO Holding Company, LLC	Revolver		0.50%	2,841,004	—
North Haven Fairway Buyer, LLC	Revolver		0.50%	1,969,280	(17,689)
North Haven Fairway Buyer, LLC	Delayed Draw		1.00%	7,522,423	(52,118)
Oak Purchaser, Inc.	Revolver		0.50%	583,878	(8,351)
Onepoint SAS	Delayed Draw	(1)	2.34%	9,386,851	(70,401)
Optimizely North America, Inc.	Revolver		0.50%	1,022,727	(10,597)
Oranje Holdco, Inc.	Revolver		0.50%	754,870	—
Orthrus Ltd.	Delayed Draw	(1)	0.50%	4,881,345	(73,220)
PAM Bidco Limited	Delayed Draw	(1)	3.23%	4,089,239	(81,785)
PAM Bidco Limited	Delayed Draw	(1)	2.19%	14,000,804	(280,017)
PDI TA Holdings, Inc.	Revolver		0.50%	2,008,130	(22,296)
PDI TA Holdings, Inc.	Delayed Draw		0.50%	2,332,520	(25,898)

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Investments	Type	Footnote	Unused Rate	Par / Principal Amount	Fair Value
Pestco Intermediate, LLC	Delayed Draw		1.00%	1,223,207	(9,094)
Pestco Intermediate, LLC	Revolver		0.50%	441,963	—
PF Atlantic Holdco 2, LLC	Delayed Draw		1.00%	8,490,393	42,452
PF Atlantic Holdco 2, LLC	Revolver		0.50%	1,724,093	—
Portugal Street East Limited	Delayed Draw	(1)	2.00%	13,141,266	—
Pound Bidco, Inc.	Delayed Draw		—%	2,638,172	(11,726)
Pound Bidco, Inc.	Revolver		0.50%	996,678	(4,430)
PPV Intermediate Holdings, LLC	Delayed Draw		1.00%	7,900,621	(413)
PXO Holdings I Corp.	Revolver		0.50%	1,314,652	—
QBS Parent, Inc.	Revolver		0.38%	3,820,225	(9,315)
Radwell Parent LLC	Delayed Draw		0.50%	2,019,771	(20,957)
Radwell Parent LLC	Revolver		0.38%	1,023,252	(10,617)
Raven Acquisition Holdings, LLC	Delayed Draw		0.50%	555,533	(7,177)
Rialto Management Group, LLC	Revolver		0.50%	541,401	(5,471)
Rome Bidco Ltd.	Delayed Draw	(1)	2.71%	756,525	32,001
Rotation Buyer, LLC	Delayed Draw		1.00%	1,994,426	(17,829)
Rotation Buyer, LLC	Revolver		0.50%	806,785	(7,212)
Santiago Holdings, LP	Equity	(2)	—%	180,940	(11,037)
Savor Acquisition, Inc.	Delayed Draw		—%	258,621	(388)
SCP Eye Care HoldCo, LLC	Delayed Draw		1.00%	1,089,837	—
SCP Eye Care HoldCo, LLC	Revolver		0.50%	14,110	—
Seahawk Bidco, LLC	Delayed Draw		1.00%	9,622,266	(88,282)
Seahawk Bidco, LLC	Revolver		0.50%	3,499,006	(32,103)
Sigma Irish AcquiCo Limited	Delayed Draw		0.50%	5,734,957	(114,699)
Smarsh, Inc.	Delayed Draw		1.00%	1,020,380	1,434
Smarsh, Inc.	Revolver		0.50%	663,252	—
Speedstar Holding, LLC	Delayed Draw		1.00%	1,313,635	(33,979)
Spotless Brands, LLC	Delayed Draw		1.00%	9,492,055	(42,702)
Spotless Brands, LLC	Revolver		0.50%	1,096,033	—
Tank Holding Corp.	Revolver		0.38%	1,655,172	(51,561)
Total Power Limited	Delayed Draw	(1)	0.50%	3,398,759	(30,499)
Total Power Limited	Revolver	(1)	0.50%	1,929,012	(17,310)
Tufin Software North America, Inc.	Revolver		0.50%	3,100,397	(19,170)
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw		1.00%	1,374,302	(852)
United Flow Technologies Intermediate Holdco II, LLC	Revolver		0.50%	1,117,318	(692)
Vensure Employer Services, Inc.	Delayed Draw		0.50%	12,309,582	(8,153)
Wineshipping.com, LLC	Revolver		0.50%	238,342	(51,603)
YLG Holdings, Inc.	Delayed Draw		0.50%	579,680	(4,345)
YLG Holdings, Inc.	Revolver		0.50%	524,368	(3,930)
Zippy Shell Incorporated	Equity	(3)	—%	5,658,333	(127,557)
Total Unfunded Commitments				$543,228,029	$(5,293,664)
(1) Par / Principal Amount is converted to USD using the applicable exchange rate: USD/CAD of 1.44, USD/EUR of 0.92, USD/GBP of 0.77.
(2) Par / Principal Amount is based on the issuance price of $1.00 per share.
(3) Par / Principal Amount is based on the issuance price of $56.34 per share.
The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered to be remote.

CARLYLE TACTICAL PRIVATE CREDIT FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

6. SUBSEQUENT EVENTS
Subsequent events have been evaluated through the date the consolidated schedule of investments was issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated schedule of investments was issued, except as disclosed below.
The Fund commenced a quarterly repurchase offer beginning on February 25, 2025 and ending on April 8, 2025 (the “Repurchase Pricing Date”). The following table summarizes the share repurchases completed following the Repurchase Pricing Date.

Repurchase Pricing Date	Shares Repurchased	Purchase Price per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
April 8, 2025	35,149,397	$8.33	$292,710,625	25,862,002	5.00%	6.80%
On April 2, 2025, the Fund closed on the sale of $100,000,000 of Series K Mandatory Redeemable Preferred Shares to accredited investors, in an offering exempt from registration under Rule 506(c) under the Securities Act.
On April 21, 2025, the Fund amended its credit facility with JPMorgan Chase Bank (the “Amendment”). Among other terms, the Amendment extended the maturity date to May 5, 2029, increased the maximum principal amount by $150,000,000, and reduced the interest rate spreads on borrowings. The following table summarizes the interest rate spreads for each tranche following the Amendment.

Financing Commitment	Maximum Principal Amount	Spread
Tranche A	$750,000,000	1.88%
Tranche B	150,000,000	1.88%
Total	$900,000,000